Schedule of Investments (unaudited)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.(a)	9,352	$ 540,172
Aerojet Rocketdyne Holdings, Inc.(a)	19,821	1,087,578
AeroVironment, Inc.(a)	6,835	699,084
AerSale Corp.(a)	7,403	108,824
Archer Aviation, Inc., Class A(a)(b)	40,887	168,454
Astronics Corp.(a)	7,683	152,584
Axon Enterprise, Inc.(a)	18,396	3,589,428
Boeing Co.(a)	147,512	31,148,634
BWX Technologies, Inc.	25,113	1,797,337
Cadre Holdings, Inc.	6,685	145,733
Curtiss-Wright Corp.	10,008	1,838,069
Ducommun, Inc.(a)	2,603	113,413
General Dynamics Corp.	64,650	13,909,448
HEICO Corp.	11,854	2,097,447
HEICO Corp., Class A	20,608	2,897,485
Hexcel Corp.	21,471	1,632,225
Howmet Aerospace, Inc.	100,326	4,972,157
Huntington Ingalls Industries, Inc.	10,255	2,334,038
Kaman Corp.	7,915	192,572
Kratos Defense & Security Solutions, Inc.(a)	33,362	478,411
L3Harris Technologies, Inc.	50,045	9,797,310
Leonardo DRS, Inc.(a)	13,240	229,582
Lockheed Martin Corp.	59,857	27,556,966
Mercury Systems, Inc.(a)	13,082	452,506
Moog, Inc., Class A	7,660	830,574
National Presto Industries, Inc.	2,237	163,748
Northrop Grumman Corp.	37,889	17,269,806
Park Aerospace Corp.	6,351	87,644
Parsons Corp.(a)	10,823	521,019
Raytheon Technologies Corp.	386,807	37,891,614
Rocket Lab U.S.A., Inc., Class A(a)(b)	80,721	484,326
Spirit AeroSystems Holdings, Inc., Class A	28,116	820,706
Textron, Inc.	54,946	3,715,998
TransDigm Group, Inc.	13,867	12,399,455
Triumph Group, Inc.(a)	15,882	196,460
V2X, Inc.(a)	3,329	164,985
Virgin Galactic Holdings, Inc., Class A(a)(b)	66,300	257,244
Woodward, Inc.	15,310	1,820,512
		184,563,548
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)(b)	15,795	298,052
CH Robinson Worldwide, Inc.	30,656	2,892,394
Expeditors International of Washington, Inc.	40,674	4,926,842
FedEx Corp.	61,376	15,215,110
Forward Air Corp.	7,309	775,558
GXO Logistics, Inc.(a)	30,939	1,943,588
Hub Group, Inc., Class A(a)	8,643	694,206
United Parcel Service, Inc., Class B	191,686	34,359,715
		61,105,465
Automobile Components — 0.2%
Adient PLC(a)	24,777	949,455
American Axle & Manufacturing Holdings, Inc.(a)	30,051	248,522
Aptiv PLC(a)	72,152	7,365,998
BorgWarner, Inc.	62,197	3,042,055
Cooper-Standard Holdings, Inc.(a)(b)	705	10,053
Dana, Inc.	33,999	577,983
Dorman Products, Inc.(a)	7,391	582,633
Fox Factory Holding Corp.(a)	11,195	1,214,770
Gentex Corp.	62,547	1,830,125
Gentherm, Inc.(a)	8,438	476,831
Security	Shares	Value
Automobile Components (continued)
Goodyear Tire & Rubber Co.(a)	75,016	$ 1,026,219
LCI Industries	6,933	876,054
Lear Corp.	15,882	2,279,861
Luminar Technologies, Inc.(a)(b)	65,940	453,667
Modine Manufacturing Co.(a)	11,706	386,532
Patrick Industries, Inc.(b)	5,880	470,400
QuantumScape Corp., Class A(a)(b)	80,119	640,151
Solid Power, Inc.(a)(b)	37,710	95,783
Standard Motor Products, Inc.	5,071	190,264
Stoneridge, Inc.(a)(b)	6,812	128,406
Visteon Corp.(a)	6,962	999,813
XPEL, Inc.(a)	6,620	557,536
		24,403,111
Automobiles — 2.0%
Fisker, Inc.(a)(b)	41,013	231,313
Ford Motor Co.	1,038,441	15,711,613
General Motors Co.	367,004	14,151,674
Harley-Davidson, Inc.	35,529	1,250,976
Lucid Group, Inc.(a)(b)	196,991	1,357,268
Rivian Automotive, Inc., Class A(a)(b)	137,602	2,292,449
Tesla, Inc.(a)	731,146	191,392,089
Thor Industries, Inc.	14,482	1,498,887
Winnebago Industries, Inc.	7,799	520,115
Workhorse Group, Inc.(a)(b)	35,296	30,764
		228,437,148
Banks — 3.3%
1st Source Corp.	4,031	169,020
ACNB Corp.	3,170	105,149
Amalgamated Financial Corp.	5,051	81,271
Amerant Bancorp, Inc., Class A	7,728	132,844
American National Bankshares, Inc.	3,330	96,503
Ameris Bancorp	16,322	558,376
Arrow Financial Corp.	4,829	97,256
Associated Banc-Corp	39,419	639,770
Atlantic Union Bankshares Corp.	19,288	500,524
Axos Financial, Inc.(a)	15,600	615,264
Banc of California, Inc.	14,370	166,405
BancFirst Corp.	5,948	547,216
Bancorp, Inc.(a)	12,700	414,655
Bank First Corp.(b)	2,935	244,192
Bank of America Corp.	1,843,799	52,898,593
Bank of Hawaii Corp.	10,335	426,112
Bank of Marin Bancorp	4,488	79,303
Bank of NT Butterfield & Son Ltd.	14,004	383,149
Bank OZK	29,415	1,181,306
BankUnited, Inc.	20,095	433,047
Banner Corp.	9,732	424,996
Bar Harbor Bankshares	4,796	118,173
BCB Bancorp, Inc.	5,739	67,376
Berkshire Hills Bancorp, Inc.	11,818	244,987
Blue Foundry Bancorp(a)(b)	8,832	89,292
BOK Financial Corp.	7,767	627,418
Bridgewater Bancshares, Inc.(a)	8,145	80,228
Brookline Bancorp, Inc.	17,954	156,918
Burke & Herbert Financial Services Corp.(b)	1,688	108,370
Business First Bancshares, Inc.	6,521	98,271
Byline Bancorp, Inc.	7,334	132,672
Cadence Bank	38,189	750,032
Cambridge Bancorp	1,670	90,698
Camden National Corp.	3,710	114,899
Capital City Bank Group, Inc.	4,550	139,412
Capitol Federal Financial, Inc.	39,520	243,838

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Capstar Financial Holdings, Inc.	5,888	$ 72,246
Carter Bankshares, Inc.(a)	8,284	122,520
Cathay General Bancorp	17,756	571,566
Central Pacific Financial Corp.	8,258	129,733
Citigroup, Inc.	516,299	23,770,406
Citizens & Northern Corp.	5,793	111,805
Citizens Financial Group, Inc.	128,129	3,341,604
Citizens Financial Services, Inc.(b)	1,341	99,864
City Holding Co.	3,834	345,022
Civista Bancshares, Inc.	6,010	104,574
CNB Financial Corp.	5,049	89,115
Coastal Financial Corp.(a)	2,788	104,968
Colony Bankcorp, Inc.	11,926	112,343
Columbia Banking System, Inc.	54,334	1,101,894
Columbia Financial, Inc.(a)(b)	8,586	148,452
Comerica, Inc.	33,853	1,434,013
Commerce Bancshares, Inc.	30,240	1,472,688
Community Bank System, Inc.	14,122	662,039
Community Trust Bancorp, Inc.	3,836	136,447
ConnectOne Bancorp, Inc.	10,404	172,602
CrossFirst Bankshares, Inc.(a)(b)	12,816	128,160
Cullen/Frost Bankers, Inc.	16,138	1,735,319
Customers Bancorp, Inc.(a)	7,253	219,476
CVB Financial Corp.	34,654	460,205
Dime Community Bancshares, Inc.	9,533	168,067
Eagle Bancorp, Inc.	8,669	183,436
East West Bancorp, Inc.	37,177	1,962,574
Eastern Bankshares, Inc.	40,100	492,027
Enterprise Bancorp, Inc.	4,066	117,670
Enterprise Financial Services Corp.	9,330	364,803
Equity Bancshares, Inc., Class A	3,958	90,163
Esquire Financial Holdings, Inc.	2,271	103,876
Farmers & Merchants Bancorp, Inc.	4,336	97,603
Farmers National Banc Corp.	10,786	133,423
FB Financial Corp.	10,379	291,131
Fidelity D&D Bancorp, Inc.	2,315	112,486
Fifth Third Bancorp	180,260	4,724,615
Financial Institutions, Inc.	4,611	72,577
First Bancorp, Inc.	3,777	91,932
First BanCorp/Puerto Rico	48,397	591,411
First Bancorp/Southern Pines NC	8,919	265,340
First Bancshares, Inc.	9,155	236,565
First Busey Corp.	13,943	280,254
First Business Financial Services, Inc.	3,300	97,317
First Citizens BancShares, Inc., Class A	2,911	3,736,123
First Commonwealth Financial Corp.	23,135	292,658
First Community Bankshares, Inc.	4,394	130,634
First Financial Bancorp	24,566	502,129
First Financial Bankshares, Inc.	34,364	979,030
First Financial Corp.	2,789	90,559
First Foundation, Inc.	11,571	45,937
First Hawaiian, Inc.	35,281	635,411
First Horizon Corp.	138,424	1,560,039
First Interstate BancSystem, Inc., Class A	23,610	562,862
First Merchants Corp.	14,277	403,040
First Mid Bancshares, Inc.	3,344	80,724
First of Long Island Corp.	6,588	79,188
Five Star Bancorp	3,911	87,489
Flushing Financial Corp.	7,547	92,753
FNB Corp.	93,674	1,071,631
Fulton Financial Corp.	43,533	518,913
German American Bancorp, Inc.	6,475	175,991
Security	Shares	Value
Banks (continued)
Glacier Bancorp, Inc.	28,376	$ 884,480
Great Southern Bancorp, Inc.	2,573	130,528
Guaranty Bancshares, Inc.	3,118	84,435
Hancock Whitney Corp.	23,546	903,696
Hanmi Financial Corp.	8,508	127,024
HarborOne Bancorp, Inc.	17,013	147,673
HBT Financial, Inc.	5,110	94,228
Heartland Financial U.S.A., Inc.	9,605	267,691
Heritage Commerce Corp.	16,478	136,438
Heritage Financial Corp.	9,192	148,635
Hilltop Holdings, Inc.	13,770	433,204
Hingham Institution For Savings(b)	463	98,702
Home Bancorp, Inc.	2,892	96,043
Home BancShares, Inc.	52,306	1,192,577
HomeStreet, Inc.	4,877	28,872
HomeTrust Bancshares, Inc.	5,418	113,182
Hope Bancorp, Inc.	29,353	247,152
Horizon Bancorp, Inc.	10,522	109,534
Huntington Bancshares, Inc.	382,634	4,124,795
Independent Bank Corp.	11,827	526,420
Independent Bank Corp.	5,146	87,276
Independent Bank Group, Inc.	9,181	317,020
International Bancshares Corp.	14,610	645,762
John Marshall Bancorp, Inc.	5,887	118,270
JPMorgan Chase & Co.	774,734	112,677,313
Kearny Financial Corp.	15,614	110,079
KeyCorp	243,674	2,251,548
Lakeland Bancorp, Inc.	17,611	235,811
Lakeland Financial Corp.	5,935	287,966
Live Oak Bancshares, Inc.(b)	8,446	222,214
M&T Bank Corp.	43,752	5,414,748
Macatawa Bank Corp.	10,026	93,041
Mercantile Bank Corp.	4,750	131,195
Metrocity Bankshares, Inc.	7,557	135,195
Metropolitan Bank Holding Corp.(a)	2,454	85,227
Mid Penn Bancorp, Inc.	5,585	123,317
Middlefield Banc Corp.	4,194	112,399
Midland States Bancorp, Inc.	6,224	123,920
MidWestOne Financial Group, Inc.	6,052	129,331
MVB Financial Corp.	5,578	117,584
National Bank Holdings Corp., Class A	8,169	237,228
NBT Bancorp, Inc.	11,816	376,340
New York Community Bancorp, Inc., Class A	188,273	2,116,189
Nicolet Bankshares, Inc.(b)	3,255	221,047
Northeast Bank	2,845	118,551
Northfield Bancorp, Inc.	12,444	136,635
Northwest Bancshares, Inc.	26,773	283,794
NU Holdings Ltd., Class A(a)	610,178	4,814,304
OceanFirst Financial Corp.	15,128	236,299
OFG Bancorp	11,498	299,868
Old National Bancorp	76,681	1,068,933
Old Second Bancorp, Inc.	11,898	155,388
Origin Bancorp, Inc.	6,997	205,012
Orrstown Financial Services, Inc.	6,356	121,717
Pacific Premier Bancorp, Inc.	22,786	471,214
PacWest Bancorp(b)	29,464	240,132
Park National Corp.	3,552	363,441
Pathward Financial, Inc.	7,353	340,885
Peapack-Gladstone Financial Corp.	4,838	131,013
Peoples Bancorp, Inc.	9,617	255,331
Peoples Financial Services Corp.	3,228	141,354
Pinnacle Financial Partners, Inc.	20,209	1,144,840

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc.	105,396	$ 13,274,626
Popular, Inc.	19,133	1,157,929
Preferred Bank	2,534	139,345
Premier Financial Corp.	8,912	142,770
Primis Financial Corp.	9,697	81,649
Prosperity Bancshares, Inc.	22,646	1,279,046
Provident Financial Services, Inc.	21,816	356,473
QCR Holdings, Inc.	5,041	206,832
RBB Bancorp	4,875	58,208
Red River Bancshares, Inc.	2,058	101,130
Regions Financial Corp.	246,705	4,396,283
Renasant Corp.	16,064	419,752
Republic Bancorp, Inc., Class A	3,130	133,025
S&T Bancorp, Inc.	8,969	243,867
Sandy Spring Bancorp, Inc.	10,953	248,414
Seacoast Banking Corp. of Florida	16,955	374,706
ServisFirst Bancshares, Inc.	13,396	548,164
Shore Bancshares, Inc.	6,786	78,446
Sierra Bancorp	6,987	118,569
Simmons First National Corp., Class A	34,010	586,673
SmartFinancial, Inc.	6,409	137,858
South Plains Financial, Inc.	3,537	79,618
Southern First Bancshares, Inc.(a)	2,906	71,924
Southern Missouri Bancorp, Inc.	2,550	98,048
Southside Bancshares, Inc.	9,146	239,259
SouthState Corp.	19,431	1,278,560
Stellar Bancorp, Inc.	13,580	310,846
Stock Yards Bancorp, Inc.	7,573	343,587
Summit Financial Group, Inc.	4,404	90,987
Synovus Financial Corp.	37,438	1,132,500
Texas Capital Bancshares, Inc.(a)	13,005	669,758
Third Coast Bancshares, Inc.(a)	1,131	17,949
Tompkins Financial Corp.	3,462	192,833
Towne Bank	16,941	393,709
TriCo Bancshares	7,263	241,132
Triumph Financial, Inc.(a)	5,796	351,933
Truist Financial Corp.	351,933	10,681,167
TrustCo Bank Corp.	5,288	151,290
Trustmark Corp.	16,710	352,915
U.S. Bancorp	405,577	13,400,264
UMB Financial Corp.	11,164	679,888
United Bankshares, Inc.	36,232	1,075,003
United Community Banks, Inc.	25,283	631,822
Univest Financial Corp.	7,169	129,616
Valley National Bancorp	112,200	869,550
Veritex Holdings, Inc.	12,013	215,393
Washington Federal, Inc.	16,850	446,862
Washington Trust Bancorp, Inc.	3,580	95,980
Webster Financial Corp.	46,540	1,756,885
Wells Fargo & Co.	1,000,447	42,699,078
WesBanco, Inc.	16,863	431,861
West BanCorp, Inc.	5,718	105,268
Westamerica BanCorp	7,741	296,480
Western Alliance Bancorp	27,685	1,009,672
Wintrust Financial Corp.	16,886	1,226,261
WSFS Financial Corp.	16,322	615,666
Zions Bancorp N.A.	39,461	1,059,922
		375,748,268
Beverages — 1.5%
Boston Beer Co., Inc., Class A, NVS(a)	2,408	742,723
Brown-Forman Corp., Class A	12,165	828,072
Brown-Forman Corp., Class B, NVS	48,742	3,254,991
Security	Shares	Value
Beverages (continued)
Celsius Holdings, Inc.(a)	14,237	$ 2,124,018
Coca-Cola Co.	1,030,955	62,084,110
Coca-Cola Consolidated, Inc.	1,180	750,504
Constellation Brands, Inc., Class A	40,449	9,955,712
Duckhorn Portfolio, Inc.(a)	15,618	202,565
Keurig Dr Pepper, Inc.	252,194	7,886,106
MGP Ingredients, Inc.	3,859	410,135
Molson Coors Beverage Co., Class B	46,265	3,046,088
Monster Beverage Corp.(a)	196,874	11,308,443
National Beverage Corp.(a)	6,710	324,428
PepsiCo, Inc.	364,668	67,543,807
Primo Water Corp.	44,704	560,588
Vita Coco Co., Inc.(a)	6,586	176,966
		171,199,256
Biotechnology — 2.4%
2seventy bio, Inc.(a)	19,253	194,840
4D Molecular Therapeutics, Inc.(a)	7,623	137,748
89bio, Inc.(a)(b)	16,201	307,009
AbbVie, Inc.	467,117	62,934,673
ACADIA Pharmaceuticals, Inc.(a)	30,159	722,308
Adicet Bio, Inc.(a)(b)	8,481	20,609
ADMA Biologics, Inc.(a)(b)	44,720	165,017
Aerovate Therapeutics, Inc.(a)	4,612	79,096
Agenus, Inc.(a)	61,570	98,512
Agios Pharmaceuticals, Inc.(a)	16,212	459,124
Akero Therapeutics, Inc.(a)	11,774	549,728
Aldeyra Therapeutics, Inc.(a)(b)	14,622	122,679
Alector, Inc.(a)(b)	16,112	96,833
Alkermes PLC(a)	42,352	1,325,618
Allakos, Inc.(a)	25,144	109,628
Allogene Therapeutics, Inc.(a)(b)	24,794	123,226
Alnylam Pharmaceuticals, Inc.(a)(b)	32,475	6,168,301
Alpine Immune Sciences, Inc.(a)	9,532	97,989
ALX Oncology Holdings, Inc.(a)	9,134	68,596
Amgen, Inc.	141,403	31,394,294
Amicus Therapeutics, Inc.(a)	70,191	881,599
AnaptysBio, Inc.(a)	7,242	147,302
Anavex Life Sciences Corp.(a)(b)	19,219	156,250
Anika Therapeutics, Inc.(a)	5,984	155,464
Apellis Pharmaceuticals, Inc.(a)	26,367	2,402,034
Arbutus Biopharma Corp.(a)	48,299	111,088
Arcellx, Inc.(a)	10,831	342,476
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,748	250,893
Arcus Biosciences, Inc.(a)	12,038	244,492
Arcutis Biotherapeutics, Inc.(a)(b)	11,425	108,880
Ardelyx, Inc.(a)	55,824	189,243
Arrowhead Pharmaceuticals, Inc.(a)	26,874	958,327
Astria Therapeutics, Inc.(a)	11,275	93,921
Atara Biotherapeutics, Inc.(a)	26,229	42,229
Aura Biosciences, Inc.(a)	8,670	107,074
Aurinia Pharmaceuticals, Inc.(a)	37,579	363,765
Avid Bioservices, Inc.(a)	16,680	233,020
Avidity Biosciences, Inc.(a)(b)	15,646	173,514
Avita Medical, Inc.(a)	7,115	121,026
Beam Therapeutics, Inc.(a)(b)	17,588	561,585
BioCryst Pharmaceuticals, Inc.(a)(b)	45,944	323,446
Biogen, Inc.(a)	37,981	10,818,888
Biohaven Ltd.(a)	16,621	397,574
BioMarin Pharmaceutical, Inc.(a)	49,700	4,307,996
Biomea Fusion, Inc.(a)(b)	5,208	114,316
Bioxcel Therapeutics, Inc.(a)(b)	3,832	25,521
Bluebird Bio, Inc.(a)(b)	17,248	56,746

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Blueprint Medicines Corp.(a)(b)	15,504	$ 979,853
Bridgebio Pharma, Inc.(a)	28,746	494,431
Cabaletta Bio, Inc.(a)(b)	9,382	121,122
CareDx, Inc.(a)	12,841	109,148
Caribou Biosciences, Inc.(a)(b)	17,861	75,909
Carisma Therapeutics, Inc.	13,874	121,675
Catalyst Pharmaceuticals, Inc.(a)	24,321	326,874
Celldex Therapeutics, Inc.(a)	13,414	455,137
Century Therapeutics, Inc.(a)	10,185	32,185
Cerevel Therapeutics Holdings, Inc.(a)(b)	15,597	495,829
Chinook Therapeutics, Inc.(a)	16,769	644,265
Cogent Biosciences, Inc.(a)	14,585	172,686
Coherus Biosciences, Inc.(a)	16,526	70,566
Compass Therapeutics, Inc.(a)	33,206	105,595
Crinetics Pharmaceuticals, Inc.(a)	12,181	219,502
Cullinan Oncology, Inc.(a)	8,106	87,221
Cytokinetics, Inc.(a)	24,410	796,254
Day One Biopharmaceuticals, Inc.(a)(b)	10,374	123,866
Deciphera Pharmaceuticals, Inc.(a)	16,082	226,435
Denali Therapeutics, Inc.(a)(b)	32,203	950,310
Design Therapeutics, Inc.(a)	8,874	55,906
Disc Medicine, Inc.(a)	2,115	93,906
Dynavax Technologies Corp.(a)	37,218	480,857
Dyne Therapeutics, Inc.(a)	9,474	106,582
Eagle Pharmaceuticals, Inc.(a)	3,836	74,572
Editas Medicine, Inc.(a)	18,642	153,424
Emergent BioSolutions, Inc.(a)	11,933	87,708
Enanta Pharmaceuticals, Inc.(a)	4,819	103,127
Entrada Therapeutics, Inc.(a)	7,450	112,793
EQRx, Inc.(a)(b)	107,192	199,377
Erasca, Inc.(a)	17,241	47,585
Exact Sciences Corp.(a)(b)	46,694	4,384,567
Exelixis, Inc.(a)	82,820	1,582,690
Fate Therapeutics, Inc.(a)(b)	20,221	96,252
FibroGen, Inc.(a)(b)	22,291	60,186
Generation Bio Co.(a)	20,935	115,142
Geron Corp.(a)	133,246	427,720
Gilead Sciences, Inc.	330,842	25,497,993
Halozyme Therapeutics, Inc.(a)	35,717	1,288,312
Heron Therapeutics, Inc.(a)(b)	28,254	32,775
HilleVax, Inc.(a)(b)	5,807	99,822
Horizon Therapeutics PLC(a)	59,304	6,099,416
Humacyte, Inc.(a)	24,384	69,738
Icosavax, Inc.(a)	11,675	115,933
Ideaya Biosciences, Inc.(a)(b)	14,232	334,452
IGM Biosciences, Inc.(a)(b)	5,360	49,473
ImmunityBio, Inc.(a)(b)	21,727	60,401
ImmunoGen, Inc.(a)	63,318	1,194,811
Immunovant, Inc.(a)	16,096	305,341
Incyte Corp.(a)	49,185	3,061,766
Inhibrx, Inc.(a)	7,605	197,426
Insmed, Inc.(a)(b)	36,260	765,086
Intellia Therapeutics, Inc.(a)(b)	23,195	945,892
Intercept Pharmaceuticals, Inc.(a)(b)	8,113	89,730
Ionis Pharmaceuticals, Inc.(a)(b)	38,258	1,569,726
Iovance Biotherapeutics, Inc.(a)(b)	54,522	383,835
Ironwood Pharmaceuticals, Inc., Class A(a)	40,235	428,100
iTeos Therapeutics, Inc.(a)	6,585	87,185
IVERIC bio, Inc.(a)	35,334	1,390,040
Janux Therapeutics, Inc.(a)	5,816	69,036
KalVista Pharmaceuticals, Inc.(a)(b)	6,470	58,230
Karuna Therapeutics, Inc.(a)(b)	9,399	2,038,173
Security	Shares	Value
Biotechnology (continued)
Karyopharm Therapeutics, Inc.(a)	22,422	$ 40,135
Keros Therapeutics, Inc.(a)	6,935	278,648
Kezar Life Sciences, Inc.(a)(b)	14,102	34,550
Kiniksa Pharmaceuticals Ltd., Class A(a)	11,486	161,723
Kodiak Sciences, Inc.(a)(b)	14,072	97,097
Krystal Biotech, Inc.(a)	5,850	686,790
Kura Oncology, Inc.(a)	16,629	175,935
Kymera Therapeutics, Inc.(a)(b)	9,745	224,038
Lexicon Pharmaceuticals, Inc.(a)(b)	34,867	79,845
Lyell Immunopharma, Inc.(a)(b)	40,786	129,699
MacroGenics, Inc.(a)	16,282	87,109
Madrigal Pharmaceuticals, Inc.(a)	3,834	885,654
MannKind Corp.(a)	59,848	243,581
MeiraGTx Holdings PLC(a)	17,093	114,865
Mersana Therapeutics, Inc.(a)	22,204	73,051
MiMedx Group, Inc.(a)	33,310	220,179
Mineralys Therapeutics, Inc.(a)	6,199	105,693
Mirati Therapeutics, Inc.(a)(b)	10,860	392,372
Mirum Pharmaceuticals, Inc.(a)(b)	5,985	154,832
Moderna, Inc.(a)(b)	88,436	10,744,974
Monte Rosa Therapeutics, Inc.(a)	14,132	96,804
Morphic Holding, Inc.(a)(b)	7,977	457,321
Myriad Genetics, Inc.(a)	22,676	525,630
Natera, Inc.(a)(b)	27,582	1,342,140
Neurocrine Biosciences, Inc.(a)	25,194	2,375,794
Nkarta, Inc.(a)(b)	8,693	19,038
Novavax, Inc.(a)(b)	19,510	144,959
Nurix Therapeutics, Inc.(a)	10,552	105,414
Nuvalent, Inc., Class A(a)(b)	5,975	251,966
Olema Pharmaceuticals, Inc.(a)	11,746	106,066
Organogenesis Holdings, Inc., Class A(a)	30,928	102,681
ORIC Pharmaceuticals, Inc.(a)(b)	17,157	133,138
Outlook Therapeutics, Inc.(a)	64,114	111,558
PepGen, Inc.(a)	7,383	66,004
PMV Pharmaceuticals, Inc.(a)	8,276	51,808
Point Biopharma Global, Inc.(a)	26,183	237,218
Precigen, Inc.(a)(b)	60,321	69,369
Prime Medicine, Inc.(a)(b)	10,364	151,833
ProKidney Corp., Class A(a)(b)	16,172	180,965
Protagonist Therapeutics, Inc.(a)	15,779	435,816
Prothena Corp. PLC(a)	10,728	732,508
PTC Therapeutics, Inc.(a)(b)	19,766	803,883
RAPT Therapeutics, Inc.(a)	5,440	101,728
Recursion Pharmaceuticals, Inc., Class A(a)(b)	31,834	237,800
Regeneron Pharmaceuticals, Inc.(a)	27,422	19,703,804
REGENXBIO, Inc.(a)	9,244	184,788
Relay Therapeutics, Inc.(a)	19,921	250,208
Replimune Group, Inc.(a)(b)	10,269	238,446
REVOLUTION Medicines, Inc.(a)(b)	27,315	730,676
Rhythm Pharmaceuticals, Inc.(a)(b)	13,465	222,038
Rigel Pharmaceuticals, Inc.(a)	63,574	82,010
Rocket Pharmaceuticals, Inc.(a)	14,082	279,809
Roivant Sciences Ltd.(a)	64,508	650,241
Sage Therapeutics, Inc.(a)	13,499	634,723
Sana Biotechnology, Inc.(a)(b)	22,516	134,195
Sangamo Therapeutics, Inc.(a)	33,632	43,722
Sarepta Therapeutics, Inc.(a)	23,652	2,708,627
Savara, Inc.(a)	41,824	133,628
Scholar Rock Holding Corp.(a)(b)	12,394	93,451
Seagen, Inc.(a)(b)	37,076	7,135,647
Seres Therapeutics, Inc.(a)	18,158	86,977
SpringWorks Therapeutics, Inc.(a)	15,273	400,458

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Stoke Therapeutics, Inc.(a)	7,741	$ 82,287
Summit Therapeutics, Inc.(a)(b)	40,172	100,832
Sutro Biopharma, Inc.(a)	22,412	104,216
Syndax Pharmaceuticals, Inc.(a)	19,573	409,663
Tango Therapeutics, Inc.(a)	12,897	42,818
Tenaya Therapeutics, Inc.(a)(b)	15,742	92,405
TG Therapeutics, Inc.(a)(b)	35,605	884,428
Travere Therapeutics, Inc.(a)	16,812	258,232
Twist Bioscience Corp.(a)(b)	15,045	307,821
Tyra Biosciences, Inc.(a)	6,480	110,354
Ultragenyx Pharmaceutical, Inc.(a)(b)	19,097	880,945
United Therapeutics Corp.(a)	11,882	2,622,951
UroGen Pharma Ltd.(a)(b)	9,421	97,507
Vanda Pharmaceuticals, Inc.(a)	14,871	98,000
Vaxcyte, Inc.(a)	24,098	1,203,454
Vera Therapeutics, Inc., Class A(a)	7,538	120,985
Veracyte, Inc.(a)(b)	17,358	442,108
Vericel Corp.(a)	11,573	434,798
Vertex Pharmaceuticals, Inc.(a)	68,305	24,037,212
Verve Therapeutics, Inc.(a)(b)	12,411	232,706
Viking Therapeutics, Inc.(a)(b)	25,201	408,508
Vir Biotechnology, Inc.(a)	20,042	491,630
Viridian Therapeutics, Inc.(a)	10,388	247,130
Voyager Therapeutics, Inc.(a)	8,933	102,283
X4 Pharmaceuticals, Inc.(a)	55,070	106,836
Xencor, Inc.(a)	14,898	372,003
Y-mAbs Therapeutics, Inc.(a)	9,097	61,769
Zentalis Pharmaceuticals, Inc.(a)(b)	14,001	394,968
Zymeworks, Inc.(a)(b)	13,986	120,839
		282,243,793
Broadline Retail — 2.9%
Amazon.com, Inc.(a)	2,387,435	311,226,027
Big Lots, Inc.	8,931	78,861
ContextLogic, Inc., Class A(a)	5,628	37,032
Coupang, Inc.(a)(b)	289,825	5,042,955
Dillard’s, Inc., Class A(b)	1,047	341,615
eBay, Inc.	141,384	6,318,451
Etsy, Inc.(a)	33,218	2,810,575
Kohl’s Corp.	29,237	673,913
Macy’s, Inc.	73,568	1,180,766
Nordstrom, Inc.	28,968	592,975
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	16,944	981,566
		329,284,736
Building Products — 0.7%
A O Smith Corp.	33,275	2,421,755
AAON, Inc.	11,673	1,106,717
Advanced Drainage Systems, Inc.(b)	16,861	1,918,445
Allegion PLC	23,023	2,763,221
American Woodmark Corp.(a)	4,751	362,834
Apogee Enterprises, Inc.	6,949	329,869
Armstrong World Industries, Inc.	12,090	888,131
AZEK Co., Inc., Class A(a)	32,959	998,328
AZZ, Inc.	6,717	291,921
Builders FirstSource, Inc.(a)	33,673	4,579,528
Carlisle Cos., Inc.	13,472	3,455,972
Carrier Global Corp.	221,122	10,991,975
CSW Industrials, Inc.	3,686	612,576
Fortune Brands Innovations, Inc.	34,264	2,465,295
Gibraltar Industries, Inc.(a)	8,111	510,344
Griffon Corp.	11,075	446,323
Hayward Holdings, Inc.(a)(b)	29,197	375,181
Insteel Industries, Inc.	4,276	133,069
Security	Shares	Value
Building Products (continued)
Janus International Group, Inc.(a)	22,185	$ 236,492
JELD-WEN Holding, Inc.(a)	21,708	380,758
Johnson Controls International PLC	182,846	12,459,126
Lennox International, Inc.	8,423	2,746,488
Masco Corp.	59,109	3,391,674
Masonite International Corp.(a)	6,180	633,079
Masterbrand, Inc.(a)	34,074	396,281
Owens Corning	23,743	3,098,462
PGT Innovations, Inc.(a)	14,790	431,129
Quanex Building Products Corp.	9,033	242,536
Resideo Technologies, Inc.(a)	37,741	666,506
Simpson Manufacturing Co., Inc.	11,578	1,603,553
Trane Technologies PLC	60,244	11,522,267
Trex Co., Inc.(a)(b)	30,174	1,978,207
UFP Industries, Inc.	16,283	1,580,265
Zurn Elkay Water Solutions Corp.	38,812	1,043,655
		77,061,962
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	9,981	1,496,052
Ameriprise Financial, Inc.	27,978	9,293,173
Ares Management Corp., Class A	42,389	4,084,180
Artisan Partners Asset Management, Inc., Class A	14,769	580,569
AssetMark Financial Holdings, Inc.(a)	7,011	207,946
Avantax, Inc.(a)	13,112	293,447
B Riley Financial, Inc.	5,758	264,753
Bank of New York Mellon Corp.	209,068	9,307,707
BGC Partners, Inc., Class A	87,040	385,587
BlackRock, Inc.(c)	39,331	27,183,227
Blackstone, Inc., Class A, NVS	186,715	17,358,894
Blue Owl Capital, Inc.	118,148	1,376,424
Brightsphere Investment Group, Inc.	8,510	178,285
Carlyle Group, Inc.	53,650	1,714,118
Cboe Global Markets, Inc.	27,748	3,829,501
Charles Schwab Corp.	392,312	22,236,244
CME Group, Inc., Class A	95,073	17,616,076
Cohen & Steers, Inc.	6,074	352,231
Coinbase Global, Inc., Class A(a)(b)	43,022	3,078,224
Diamond Hill Investment Group, Inc., Class A	683	116,998
Donnelley Financial Solutions, Inc.(a)	6,431	292,803
Evercore, Inc., Class A	9,483	1,172,004
FactSet Research Systems, Inc.	10,012	4,011,308
Focus Financial Partners, Inc., Class A(a)	15,527	815,323
Forge Global Holdings, Inc.(a)	46,452	112,878
Franklin Resources, Inc.	75,317	2,011,717
GCM Grosvenor, Inc., Class A	12,987	97,922
Goldman Sachs Group, Inc.	85,459	27,563,946
Hamilton Lane, Inc., Class A	9,302	743,974
Houlihan Lokey, Inc., Class A	13,750	1,351,763
Interactive Brokers Group, Inc., Class A	26,385	2,191,802
Intercontinental Exchange, Inc.	146,688	16,587,479
Invesco Ltd.	99,836	1,678,243
Janus Henderson Group PLC	38,439	1,047,463
Jefferies Financial Group, Inc.	53,970	1,790,185
KKR & Co., Inc., Class A	170,874	9,568,944
Lazard Ltd., Class A	28,935	925,920
LPL Financial Holdings, Inc.	20,895	4,543,200
MarketAxess Holdings, Inc.	9,965	2,605,050
Moelis & Co., Class A	16,225	735,642
Moody’s Corp.	41,994	14,602,154
Morgan Stanley	318,242	27,177,867
Morningstar, Inc.	6,766	1,326,610

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
MSCI, Inc., Class A	20,601	$ 9,667,843
Nasdaq, Inc.	91,171	4,544,874
Northern Trust Corp.	55,096	4,084,817
Open Lending Corp.(a)	26,810	281,773
P10, Inc., Class A	9,720	109,836
Patria Investments Ltd., Class A	14,259	203,904
Perella Weinberg Partners, Class A	8,295	69,097
Piper Sandler Cos.	4,949	639,708
PJT Partners, Inc., Class A	6,310	439,428
Raymond James Financial, Inc.	51,187	5,311,675
Robinhood Markets, Inc., Class A(a)	175,545	1,751,939
S&P Global, Inc.	84,918	34,042,777
Sculptor Capital Management, Inc.	10,701	94,490
SEI Investments Co.	26,809	1,598,353
State Street Corp.	88,287	6,460,843
StepStone Group, Inc., Class A	15,041	373,167
Stifel Financial Corp.	27,700	1,652,859
StoneX Group, Inc.(a)	5,279	438,579
T Rowe Price Group, Inc.	58,033	6,500,857
TPG, Inc., Class A	16,967	496,454
Tradeweb Markets, Inc., Class A	30,344	2,077,957
Victory Capital Holdings, Inc., Class A	7,894	248,977
Virtu Financial, Inc., Class A	27,692	473,256
Virtus Investment Partners, Inc.	1,745	344,585
WisdomTree, Inc.	39,738	272,603
XP, Inc., Class A(a)(b)	87,834	2,060,586
		328,149,070
Chemicals — 1.7%
AdvanSix, Inc.	7,850	274,593
Air Products & Chemicals, Inc.	58,615	17,556,951
Albemarle Corp.	30,849	6,882,103
American Vanguard Corp.	8,792	157,113
Amyris, Inc.(a)(b)	43,845	45,160
Ashland, Inc.	13,598	1,181,802
Aspen Aerogels, Inc.(a)(b)	10,461	82,537
Avient Corp.	22,960	939,064
Axalta Coating Systems Ltd.(a)(b)	56,483	1,853,207
Balchem Corp.	8,132	1,096,275
Cabot Corp.	14,072	941,276
Celanese Corp., Class A	26,138	3,026,780
CF Industries Holdings, Inc.	52,157	3,620,739
Chase Corp.	2,277	276,018
Chemours Co.	38,150	1,407,353
Corteva, Inc.	189,508	10,858,808
Danimer Scientific, Inc., Class A(a)(b)	27,391	65,191
Diversey Holdings Ltd.(a)	20,687	173,564
Dow, Inc.	186,187	9,916,320
DuPont de Nemours, Inc.	122,005	8,716,037
Eastman Chemical Co.	31,711	2,654,845
Ecolab, Inc.	66,108	12,341,703
Ecovyst, Inc.(a)	25,574	293,078
Element Solutions, Inc.	58,752	1,128,038
FMC Corp.	32,926	3,435,499
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	405,927	755,024
Hawkins, Inc.	4,466	212,984
HB Fuller Co.	13,484	964,241
Huntsman Corp.	50,633	1,368,104
Ingevity Corp.(a)(b)	9,698	564,036
Innospec, Inc.	6,493	652,157
International Flavors & Fragrances, Inc.	68,190	5,427,242
Intrepid Potash, Inc.(a)(b)	2,885	65,461
Koppers Holdings, Inc.	5,188	176,911
Security	Shares	Value
Chemicals (continued)
Linde PLC	129,853	$ 49,484,381
Livent Corp.(a)(b)	48,140	1,320,480
LSB Industries, Inc.(a)	19,428	191,366
LyondellBasell Industries NV, Class A	68,076	6,251,419
Mativ Holdings, Inc.	13,892	210,047
Minerals Technologies, Inc.	9,683	558,612
Mosaic Co.	90,624	3,171,840
NewMarket Corp.	1,506	605,593
Olin Corp.	33,334	1,713,034
Origin Materials, Inc.(a)(b)	31,966	136,175
Orion SA	15,940	338,247
Perimeter Solutions SA(a)(b)	38,390	236,098
PPG Industries, Inc.	62,367	9,249,026
PureCycle Technologies, Inc.(a)(b)	27,669	295,782
Quaker Chemical Corp.	3,538	689,556
Rayonier Advanced Materials, Inc.(a)(b)	16,178	69,242
RPM International, Inc.	34,560	3,101,069
Scotts Miracle-Gro Co.	10,696	670,532
Sensient Technologies Corp.	11,382	809,602
Sherwin-Williams Co.	62,945	16,713,156
Stepan Co.	6,086	581,578
Trinseo PLC	9,777	123,875
Tronox Holdings PLC	26,887	341,734
Westlake Corp.(b)	9,019	1,077,500
		197,050,158
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	17,485	745,735
ACCO Brands Corp.	27,703	144,333
ACV Auctions, Inc., Class A(a)(b)	33,465	577,941
Aris Water Solutions, Inc., Class A	6,476	66,832
Aurora Innovation, Inc.(a)	79,717	234,368
BrightView Holdings, Inc.(a)	13,891	99,737
Brink’s Co.	11,624	788,456
Casella Waste Systems, Inc., Class A(a)	14,548	1,315,867
CECO Environmental Corp.(a)	8,423	112,531
Cimpress PLC(a)	4,439	264,032
Cintas Corp.	22,990	11,427,869
Clean Harbors, Inc.(a)	13,449	2,211,419
Copart, Inc.(a)(b)	112,590	10,269,334
CoreCivic, Inc.(a)	30,478	286,798
Deluxe Corp.	10,862	189,868
Driven Brands Holdings, Inc.(a)	16,925	457,990
Ennis, Inc.	6,495	132,368
Enviri Corp.(a)	22,773	224,770
GEO Group, Inc.(a)	33,048	236,624
Healthcare Services Group, Inc.	20,173	301,183
Heritage-Crystal Clean, Inc.(a)	5,222	197,339
HNI Corp.	12,877	362,874
Interface, Inc., Class A	14,389	126,479
Li-Cycle Holdings Corp.(a)(b)	36,069	200,183
Liquidity Services, Inc.(a)	6,733	111,095
Matthews International Corp., Class A	7,897	336,570
MillerKnoll, Inc.	20,978	310,055
Montrose Environmental Group, Inc.(a)(b)	5,994	252,467
MSA Safety, Inc.	9,605	1,670,886
OPENLANE, Inc.(a)	28,425	432,628
RB Global, Inc.(b)	48,034	2,882,040
Republic Services, Inc.	54,938	8,414,853
Rollins, Inc.	60,874	2,607,233
SP Plus Corp.(a)	5,937	232,196
Steelcase, Inc., Class A	25,170	194,061
Stericycle, Inc.(a)	23,981	1,113,678

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	14,190	$ 2,323,471
UniFirst Corp.	4,101	635,696
Viad Corp.(a)	5,020	134,938
VSE Corp.	2,961	161,937
Waste Management, Inc.	107,639	18,666,755
		71,455,489
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	18,458	194,363
Arista Networks, Inc.(a)(b)	66,352	10,753,005
Calix, Inc.(a)	14,486	722,996
Cambium Networks Corp.(a)	4,516	68,734
Ciena Corp.(a)	39,908	1,695,691
Cisco Systems, Inc.	1,085,387	56,157,923
Clearfield, Inc.(a)	3,395	160,753
CommScope Holding Co., Inc.(a)	51,791	291,583
Comtech Telecommunications Corp.	8,023	73,330
Digi International, Inc.(a)	8,632	340,015
Extreme Networks, Inc.(a)	35,033	912,610
F5, Inc.(a)	15,688	2,294,527
Harmonic, Inc.(a)	32,023	517,812
Infinera Corp.(a)(b)	52,877	255,396
Juniper Networks, Inc.	83,825	2,626,237
Lumentum Holdings, Inc.(a)	18,964	1,075,828
Motorola Solutions, Inc.	43,687	12,812,523
NETGEAR, Inc.(a)	8,728	123,588
NetScout Systems, Inc.(a)	16,514	511,108
Ribbon Communications, Inc.(a)	23,377	65,222
Ubiquiti, Inc.	1,056	185,592
Viasat, Inc.(a)(b)	18,147	748,745
Viavi Solutions, Inc.(a)	63,708	721,812
		93,309,393
Construction & Engineering — 0.3%
AECOM	35,515	3,007,765
Ameresco, Inc., Class A(a)(b)	7,969	387,532
API Group Corp.(a)	56,131	1,530,131
Arcosa, Inc.	12,759	966,749
Argan, Inc.	3,833	151,059
Bowman Consulting Group Ltd.(a)	3,323	105,937
Comfort Systems U.S.A., Inc.	9,048	1,485,682
Construction Partners, Inc., Class A(a)(b)	8,850	277,802
Dycom Industries, Inc.(a)(b)	7,145	812,029
EMCOR Group, Inc.	12,485	2,306,978
Fluor Corp.(a)(b)	38,903	1,151,529
Granite Construction, Inc.	13,338	530,586
Great Lakes Dredge & Dock Corp.(a)	14,676	119,756
IES Holdings, Inc.(a)	2,678	152,325
MasTec, Inc.(a)	16,721	1,972,576
MDU Resources Group, Inc.	52,009	1,089,068
MYR Group, Inc.(a)	4,890	676,483
Northwest Pipe Co.(a)	3,992	120,718
Primoris Services Corp.	15,570	474,418
Quanta Services, Inc.(b)	37,770	7,419,916
Sterling Infrastructure, Inc.(a)	6,766	377,543
Tutor Perini Corp.(a)	13,220	94,523
Valmont Industries, Inc.	5,495	1,599,320
WillScot Mobile Mini Holdings Corp.(a)	52,002	2,485,176
		29,295,601
Construction Materials — 0.2%
Eagle Materials, Inc.	9,511	1,773,041
Knife River Corp.(a)	13,000	565,500
Martin Marietta Materials, Inc.	16,330	7,539,398
Security	Shares	Value
Construction Materials (continued)
Summit Materials, Inc., Class A(a)(b)	32,353	$ 1,224,561
United States Lime & Minerals, Inc.	680	142,045
Vulcan Materials Co.	35,274	7,952,170
		19,196,715
Consumer Finance — 0.5%
Ally Financial, Inc.	71,548	1,932,511
American Express Co.	156,606	27,280,765
Bread Financial Holdings, Inc.	12,814	402,231
Capital One Financial Corp.	101,196	11,067,806
Credit Acceptance Corp.(a)(b)	1,819	923,925
Discover Financial Services	67,054	7,835,260
Encore Capital Group, Inc.(a)(b)	6,495	315,787
Enova International, Inc.(a)	7,638	405,731
FirstCash Holdings, Inc.	9,723	907,448
Green Dot Corp., Class A(a)	14,236	266,783
LendingClub Corp.(a)	25,653	250,117
LendingTree, Inc.(a)	3,860	85,345
Navient Corp.	25,265	469,424
Nelnet, Inc., Class A	3,228	311,437
NerdWallet, Inc., Class A(a)(b)	5,901	55,528
OneMain Holdings, Inc.	29,426	1,285,622
PRA Group, Inc.(a)	9,531	217,783
PROG Holdings, Inc.(a)	14,625	469,755
Regional Management Corp.	3,373	102,876
SLM Corp.	64,743	1,056,606
SoFi Technologies, Inc.(a)(b)	242,550	2,022,867
Synchrony Financial	115,156	3,906,092
Upstart Holdings, Inc.(a)(b)	20,124	720,640
World Acceptance Corp.(a)	982	131,598
		62,423,937
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	110,146	2,403,386
Andersons, Inc.	9,803	452,409
BJ’s Wholesale Club Holdings, Inc.(a)	34,943	2,201,758
Casey’s General Stores, Inc.	9,957	2,428,313
Chefs’ Warehouse, Inc.(a)	7,562	270,417
Costco Wholesale Corp.	117,274	63,137,976
Dollar General Corp.	57,964	9,841,128
Dollar Tree, Inc.(a)	55,800	8,007,300
Fresh Market, Inc. Escrow(a)(d)	10,847	—
Grocery Outlet Holding Corp.(a)(b)	26,120	799,533
Ingles Markets, Inc., Class A	4,217	348,535
Kroger Co.	174,724	8,212,028
Performance Food Group Co.(a)	39,764	2,395,383
PriceSmart, Inc.	7,338	543,452
SpartanNash Co.	8,985	202,252
Sprouts Farmers Market, Inc.(a)(b)	27,667	1,016,209
Sysco Corp.	134,210	9,958,382
Target Corp.	121,739	16,057,374
U.S. Foods Holding Corp.(a)	59,981	2,639,164
United Natural Foods, Inc.(a)	14,065	274,971
Walgreens Boots Alliance, Inc.	190,838	5,436,975
Walmart, Inc.	378,031	59,418,913
Weis Markets, Inc.	4,726	303,457
		196,349,315
Containers & Packaging — 0.3%
Amcor PLC	387,348	3,865,733
AptarGroup, Inc.	17,315	2,006,116
Ardagh Group SA, Class A(a)	4,919	28,924
Ardagh Metal Packaging SA	41,863	157,405
Avery Dennison Corp.	21,578	3,707,100

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Ball Corp.	82,421	$ 4,797,726
Berry Global Group, Inc.	32,816	2,111,381
Crown Holdings, Inc.	28,053	2,436,964
Graphic Packaging Holding Co.	82,635	1,985,719
Greif, Inc., Class A, NVS	6,303	434,214
Greif, Inc., Class B	1,991	153,805
International Paper Co.	91,592	2,913,542
Myers Industries, Inc.	9,680	188,082
O-I Glass, Inc.(a)	43,505	927,962
Packaging Corp. of America	23,912	3,160,210
Pactiv Evergreen, Inc.	10,551	79,871
Sealed Air Corp.	38,159	1,526,360
Silgan Holdings, Inc.	21,982	1,030,736
Sonoco Products Co.	25,989	1,533,871
TriMas Corp.	9,829	270,199
Westrock Co.	67,319	1,956,963
		35,272,883
Distributors — 0.1%
Genuine Parts Co.	37,098	6,278,095
LKQ Corp.	70,456	4,105,471
Pool Corp.	10,210	3,825,074
		14,208,640
Diversified Consumer Services — 0.1%
2U, Inc.(a)	18,483	74,486
ADT, Inc.	54,947	331,330
Adtalem Global Education, Inc.(a)	12,709	436,427
Bright Horizons Family Solutions, Inc.(a)(b)	14,937	1,380,926
Carriage Services, Inc.	3,898	126,568
Chegg, Inc.(a)	31,992	284,089
Coursera, Inc.(a)(b)	34,730	452,185
Duolingo, Inc.(a)	7,523	1,075,338
European Wax Center, Inc., Class A(a)	6,809	126,852
Frontdoor, Inc.(a)	22,770	726,363
Graham Holdings Co., Class B	1,028	587,481
Grand Canyon Education, Inc.(a)	8,033	829,086
H&R Block, Inc.	41,393	1,319,195
Laureate Education, Inc., Class A	35,228	425,907
Mister Car Wash, Inc.(a)(b)	20,159	194,534
OneSpaWorld Holdings Ltd.(a)	13,965	168,976
Perdoceo Education Corp.(a)	20,125	246,934
Rover Group, Inc.(a)	32,656	160,341
Service Corp. International	40,003	2,583,794
Strategic Education, Inc.	5,886	399,306
Stride, Inc.(a)	11,127	414,258
Udemy, Inc.(a)	22,281	239,075
Universal Technical Institute, Inc.(a)	13,767	95,130
WW International, Inc.(a)	16,333	109,758
		12,788,339
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	20,166	374,684
American Assets Trust, Inc.	12,377	237,638
Armada Hoffler Properties, Inc.	14,778	172,607
Broadstone Net Lease, Inc.	46,471	717,512
CTO Realty Growth, Inc.	6,683	114,547
Empire State Realty Trust, Inc., Class A(b)	38,594	289,069
Essential Properties Realty Trust, Inc.	36,337	855,373
Gladstone Commercial Corp.	9,760	120,731
Global Net Lease, Inc.	25,288	259,961
NexPoint Diversified Real Estate Trust(b)	9,861	123,460
One Liberty Properties, Inc.	4,602	93,513
Security	Shares	Value
Diversified REITs (continued)
Star Holdings(a)	2,405	$ 35,281
WP Carey, Inc.	55,770	3,767,821
		7,162,197
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)	6,528	206,872
AST SpaceMobile, Inc., Class A(a)(b)	17,949	84,360
AT&T Inc.	1,900,557	30,313,884
ATN International, Inc.	3,061	112,033
Bandwidth, Inc., Class A(a)	8,492	116,171
Cogent Communications Holdings, Inc.	11,518	775,046
Consolidated Communications Holdings, Inc.(a)	20,716	79,342
EchoStar Corp., Class A(a)(b)	9,667	167,626
Frontier Communications Parent, Inc.(a)	62,938	1,173,164
GCI Liberty, Inc. Escrow, Class A(a)(d)	28,033	—
Globalstar, Inc.(a)	171,663	185,396
IDT Corp., Class B(a)	5,239	135,428
Iridium Communications, Inc.	33,589	2,086,549
Liberty Latin America Ltd., Class A(a)	11,865	103,819
Liberty Latin America Ltd., Class C, NVS(a)	42,712	368,178
Lumen Technologies, Inc.	267,767	605,153
Ooma, Inc.(a)	7,083	106,033
Radius Global Infrastructure, Inc., Class A(a)	22,191	330,646
Verizon Communications, Inc.	1,115,381	41,481,019
		78,430,719
Electric Utilities — 1.5%
ALLETE, Inc.	14,970	867,811
Alliant Energy Corp.	67,413	3,537,834
American Electric Power Co., Inc.	136,315	11,477,723
Avangrid, Inc.	19,258	725,642
Constellation Energy Corp.	87,169	7,980,322
Duke Energy Corp.	204,246	18,329,036
Edison International	100,051	6,948,542
Entergy Corp.	55,995	5,452,233
Evergy, Inc.	59,448	3,472,952
Eversource Energy	92,043	6,527,690
Exelon Corp.	265,059	10,798,504
FirstEnergy Corp.	144,415	5,614,855
Genie Energy Ltd., Class B	8,226	116,316
Hawaiian Electric Industries, Inc.	29,141	1,054,904
IDACORP, Inc.	12,900	1,323,540
MGE Energy, Inc.	9,474	749,488
NextEra Energy, Inc.	535,857	39,760,590
NRG Energy, Inc.	61,028	2,281,837
OGE Energy Corp.	51,634	1,854,177
Otter Tail Corp.	10,543	832,475
PG&E Corp.(a)	476,619	8,235,976
Pinnacle West Capital Corp.	30,580	2,491,047
PNM Resources, Inc.	22,330	1,007,083
Portland General Electric Co.	24,098	1,128,509
PPL Corp.	194,344	5,142,342
Southern Co.	289,216	20,317,424
Xcel Energy, Inc.	145,031	9,016,577
		177,045,429
Electrical Equipment — 0.7%
Acuity Brands, Inc.(b)	8,531	1,391,235
Allied Motion Technologies, Inc.	3,498	139,710
AMETEK, Inc.	61,139	9,897,181
Array Technologies, Inc.(a)	41,094	928,724
Atkore, Inc.(a)(b)	10,717	1,671,209
Babcock & Wilcox Enterprises, Inc.(a)	17,233	101,675
Blink Charging Co.(a)(b)	9,901	59,307

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Bloom Energy Corp., Class A(a)(b)	51,639	$ 844,298
ChargePoint Holdings, Inc., Class A(a)(b)	67,515	593,457
Eaton Corp. PLC	105,944	21,305,338
Emerson Electric Co.	151,190	13,666,064
Encore Wire Corp.	4,393	816,791
EnerSys	11,465	1,244,182
Enovix Corp.(a)(b)	38,135	687,955
Eos Energy Enterprises, Inc., Class A(a)(b)	32,159	139,570
ESS Tech, Inc.(a)(b)	32,008	47,052
Fluence Energy, Inc., Class A(a)	8,909	237,336
FuelCell Energy, Inc.(a)(b)	100,395	216,853
Generac Holdings, Inc.(a)(b)	16,501	2,460,794
GrafTech International Ltd.	56,950	287,028
Hubbell, Inc.	14,025	4,650,129
LSI Industries, Inc.	8,968	112,638
NEXTracker, Inc., Class A(a)(b)	8,152	324,531
NuScale Power Corp., Class A(a)(b)	10,253	69,720
nVent Electric PLC	44,080	2,277,614
Plug Power, Inc.(a)(b)	135,719	1,410,120
Powell Industries, Inc.	2,833	171,651
Preformed Line Products Co.	878	137,056
Regal Rexnord Corp.	17,314	2,664,625
Rockwell Automation, Inc.	30,452	10,032,411
Sensata Technologies Holding PLC	40,293	1,812,782
SES AI Corp.(a)	44,978	109,746
Shoals Technologies Group, Inc., Class A(a)	42,892	1,096,320
Stem, Inc.(a)(b)	42,266	241,762
SunPower Corp.(a)(b)	20,336	199,293
Sunrun, Inc.(a)(b)	53,529	956,028
Thermon Group Holdings, Inc.(a)	8,730	232,218
TPI Composites, Inc.(a)(b)	10,569	109,601
Vertiv Holdings Co.	85,469	2,117,067
Vicor Corp.(a)	5,529	298,566
		85,759,637
Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	7,891	54,132
Advanced Energy Industries, Inc.	10,672	1,189,394
Akoustis Technologies, Inc.(a)(b)	33,615	106,896
Amphenol Corp., Class A	155,605	13,218,645
Arlo Technologies, Inc.(a)	21,626	235,940
Arrow Electronics, Inc.(a)	15,436	2,210,898
Avnet, Inc.	24,301	1,225,985
Badger Meter, Inc.	8,052	1,188,153
Bel Fuse, Inc., Class B, NVS	2,743	157,476
Belden, Inc.	11,179	1,069,271
Benchmark Electronics, Inc.	10,618	274,263
CDW Corp.	35,687	6,548,564
Cognex Corp.	45,233	2,533,953
Coherent Corp.(a)(b)	30,703	1,565,239
Corning, Inc.	201,216	7,050,609
CTS Corp.	8,264	352,294
ePlus, Inc.(a)	7,580	426,754
Evolv Technologies Holdings, Inc., Class A(a)	34,192	205,152
Fabrinet(a)	9,419	1,223,340
FARO Technologies, Inc.(a)	4,196	67,975
Insight Enterprises, Inc.(a)	8,090	1,183,891
IPG Photonics Corp.(a)	8,497	1,154,063
Itron, Inc.(a)	11,768	848,473
Jabil, Inc.	34,248	3,696,387
Keysight Technologies, Inc.(a)	47,282	7,917,371
Kimball Electronics, Inc.(a)	6,022	166,388
Knowles Corp.(a)	26,024	469,993
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Lightwave Logic, Inc.(a)(b)	31,581	$ 220,120
Littelfuse, Inc.	6,277	1,828,553
Luna Innovations, Inc.(a)(b)	11,522	105,081
Methode Electronics, Inc.	9,272	310,797
MicroVision, Inc.(a)(b)	41,638	190,702
Mirion Technologies, Inc., Class A(a)(b)	56,162	474,569
Napco Security Technologies, Inc.	7,610	263,687
National Instruments Corp.	34,929	2,004,925
nLight, Inc.(a)	10,877	167,723
Novanta, Inc.(a)	9,020	1,660,582
OSI Systems, Inc.(a)	4,551	536,244
PAR Technology Corp.(a)(b)	7,428	244,604
PC Connection, Inc.	2,984	134,578
Plexus Corp.(a)	7,444	731,299
Rogers Corp.(a)	5,003	810,136
Sanmina Corp.(a)	13,992	843,298
ScanSource, Inc.(a)	6,806	201,185
SmartRent, Inc.(a)(b)	38,380	146,995
TD SYNNEX Corp.	10,988	1,032,872
Teledyne Technologies, Inc.(a)	12,354	5,078,853
Trimble, Inc.(a)	64,829	3,432,047
TTM Technologies, Inc.(a)(b)	24,045	334,225
Vishay Intertechnology, Inc.	32,265	948,591
Vishay Precision Group, Inc.(a)	3,248	120,663
Vontier Corp.	42,653	1,373,853
Vuzix Corp.(a)(b)	19,990	101,949
Zebra Technologies Corp., Class A(a)	13,870	4,103,162
		83,742,792
Energy Equipment & Services — 0.5%
Archrock, Inc.	35,039	359,150
Atlas Energy Solutions, Inc., Class A	6,652	115,479
Baker Hughes Co., Class A	268,022	8,472,175
Borr Drilling Ltd.(a)	62,680	471,980
Bristow Group, Inc.(a)	6,167	177,178
Cactus, Inc., Class A	17,362	734,760
ChampionX Corp.	51,352	1,593,966
Core Laboratories, Inc.(b)	12,297	285,905
Diamond Offshore Drilling, Inc.(a)	26,455	376,719
DMC Global, Inc.(a)	6,398	113,629
Dril-Quip, Inc.(a)	9,925	230,955
Expro Group Holdings NV(a)	20,191	357,785
Halliburton Co.	238,064	7,853,731
Helix Energy Solutions Group, Inc.(a)	35,653	263,119
Helmerich & Payne, Inc.	26,964	955,874
Liberty Energy, Inc., Class A	47,627	636,773
Nabors Industries Ltd.(a)	2,248	209,131
Newpark Resources, Inc.(a)	26,249	137,282
NexTier Oilfield Solutions, Inc.(a)	53,496	478,254
Noble Corp. PLC(a)	28,231	1,166,223
NOV, Inc.	104,896	1,682,532
Oceaneering International, Inc.(a)	24,715	462,171
Oil States International, Inc.(a)	23,062	172,273
Patterson-UTI Energy, Inc.	58,239	697,121
ProFrac Holding Corp., Class A(a)	8,183	91,322
ProPetro Holding Corp.(a)	19,977	164,611
RPC, Inc.	20,747	148,341
Schlumberger NV	377,093	18,522,808
SEACOR Marine Holdings, Inc.(a)	9,925	113,443
Seadrill Ltd.(a)	13,254	546,993
Select Water Solutions, Inc., Class A	22,535	182,534
Solaris Oilfield Infrastructure, Inc., Class A	12,567	104,683
TechnipFMC PLC(a)	116,073	1,929,133

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
TETRA Technologies, Inc.(a)(b)	42,372	$ 143,217
Tidewater, Inc.(a)	13,034	722,605
U.S. Silica Holdings, Inc.(a)	21,324	258,660
Valaris Ltd.(a)	15,669	986,050
Weatherford International PLC(a)	18,289	1,214,755
		53,133,320
Entertainment — 1.4%
Activision Blizzard, Inc.(a)	205,791	17,348,181
AMC Entertainment Holdings, Inc., Class A(a)(b)	135,238	595,047
Cinemark Holdings, Inc.(a)(b)	29,193	481,684
Electronic Arts, Inc.	72,869	9,451,109
IMAX Corp.(a)	14,837	252,081
Liberty Media Corp. - Liberty Braves, Class A(a)(b)	3,132	128,161
Liberty Media Corp. - Liberty Braves, Class C, NVS(a)	8,626	341,762
Liberty Media Corp. - Liberty Formula One, Class A(a)	6,558	443,452
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	51,293	3,861,337
Lions Gate Entertainment Corp., Class A(a)(b)	14,211	125,483
Lions Gate Entertainment Corp., Class B, NVS(a)	33,636	280,861
Live Nation Entertainment, Inc.(a)	41,893	3,816,871
Madison Square Garden Entertainment Corp.(a)(b)	11,332	380,982
Madison Square Garden Sports Corp., Class A	5,264	989,895
Marcus Corp.	7,258	107,636
Netflix, Inc.(a)	116,237	51,201,236
Playstudios, Inc., Class A(a)	27,583	135,433
Playtika Holding Corp.(a)	6,232	72,291
ROBLOX Corp., Class A(a)	121,709	4,904,873
Roku, Inc.(a)	31,854	2,037,382
Sphere Entertainment Co., Class A(a)	6,864	188,005
Spotify Technology SA(a)	36,876	5,920,442
Take-Two Interactive Software, Inc.(a)	44,179	6,501,382
Walt Disney Co.(a)	484,801	43,283,033
Warner Bros Discovery, Inc., Class A(a)(b)	582,901	7,309,579
World Wrestling Entertainment, Inc., Class A	11,570	1,254,998
		161,413,196
Financial Services — 4.1%
Affirm Holdings, Inc., Class A(a)(b)	57,496	881,414
Alerus Financial Corp.	5,572	100,185
A-Mark Precious Metals, Inc.	5,132	192,116
Apollo Global Management, Inc.	138,027	10,601,854
AvidXchange Holdings, Inc.(a)	37,966	394,087
Banco Latinoamericano de Comercio Exterior SA, Class E	10,878	239,969
Berkshire Hathaway, Inc., Class B(a)	485,245	165,468,545
Block, Inc., Class A(a)	143,594	9,559,053
Cannae Holdings, Inc.(a)	16,693	337,366
Cantaloupe, Inc.(a)	24,531	195,267
Cass Information Systems, Inc.	3,395	131,658
Compass Diversified Holdings	14,360	311,468
Enact Holdings, Inc.	8,468	212,801
Equitable Holdings, Inc.	96,386	2,617,844
Essent Group Ltd.	29,173	1,365,296
Euronet Worldwide, Inc.(a)(b)	12,359	1,450,576
EVERTEC, Inc.	16,045	590,937
Federal Agricultural Mortgage Corp., Class C, NVS	2,515	361,506
Fidelity National Information Services, Inc.	158,727	8,682,367
Fiserv, Inc.(a)	162,752	20,531,165
FleetCor Technologies, Inc.(a)	18,994	4,769,014
Security	Shares	Value
Financial Services (continued)
Flywire Corp.(a)	25,193	$ 781,991
Global Payments, Inc.	69,449	6,842,115
I3 Verticals, Inc., Class A(a)	6,119	139,880
International Money Express, Inc.(a)	9,533	233,844
Jack Henry & Associates, Inc.	19,138	3,202,362
Jackson Financial, Inc., Class A	19,930	610,057
Marqeta, Inc., Class A(a)	139,904	681,332
Mastercard, Inc., Class A	222,383	87,463,234
Merchants Bancorp	5,185	132,632
MGIC Investment Corp.	83,249	1,314,502
Mr. Cooper Group, Inc.(a)	18,714	947,677
NewtekOne, Inc.(b)	6,627	105,369
NMI Holdings, Inc., Class A(a)	22,103	570,699
Pagseguro Digital Ltd., Class A(a)	52,069	491,531
Payoneer Global, Inc.(a)	72,529	348,864
PayPal Holdings, Inc.(a)	297,183	19,831,022
Paysafe Ltd.(a)	7,743	78,127
PennyMac Financial Services, Inc., Class A	6,744	474,171
Radian Group, Inc.	40,621	1,026,899
Remitly Global, Inc.(a)(b)	26,841	505,148
Repay Holdings Corp.(a)(b)	20,818	163,005
Rocket Cos., Inc., Class A(a)(b)	30,937	277,196
Shift4 Payments, Inc., Class A(a)(b)	15,026	1,020,416
StoneCo Ltd., Class A(a)	76,190	970,661
TFS Financial Corp.	15,157	190,523
Toast, Inc., Class A(a)(b)	93,675	2,114,245
UWM Holdings Corp., Class A	33,059	185,130
Visa, Inc., Class A	429,163	101,917,629
Voya Financial, Inc.	26,089	1,870,842
Walker & Dunlop, Inc.	7,844	620,382
Waterstone Financial, Inc.	8,252	119,571
Western Union Co.	77,948	914,330
WEX, Inc.(a)	11,653	2,121,662
		467,261,536
Food Products — 1.0%
Archer-Daniels-Midland Co.	144,459	10,915,322
B&G Foods, Inc.	16,859	234,677
Benson Hill, Inc.(a)	59,691	77,598
Beyond Meat, Inc.(a)(b)	15,041	195,232
BRC, Inc., Class A(a)(b)	14,085	72,679
Bunge Ltd.	39,498	3,726,636
Calavo Growers, Inc.	4,124	119,678
Cal-Maine Foods, Inc.	9,380	422,100
Campbell Soup Co.	50,629	2,314,252
Conagra Brands, Inc.	125,994	4,248,518
Darling Ingredients, Inc.(a)	42,291	2,697,743
Dole PLC	18,757	253,595
Flowers Foods, Inc.	49,296	1,226,484
Fresh Del Monte Produce, Inc.	8,930	229,590
Freshpet, Inc.(a)(b)	12,129	798,209
General Mills, Inc.	156,233	11,983,071
Hain Celestial Group, Inc.(a)	23,360	292,234
Hershey Co.	38,820	9,693,354
Hormel Foods Corp.	74,967	3,015,173
Hostess Brands, Inc., Class A(a)	37,571	951,298
Ingredion, Inc.	17,858	1,892,055
J & J Snack Foods Corp.	4,103	649,751
J M Smucker Co.	27,444	4,052,655
John B Sanfilippo & Son, Inc.	1,968	230,787
Kellogg Co.	67,389	4,542,019
Kraft Heinz Co.	212,541	7,545,206
Lamb Weston Holdings, Inc.	38,669	4,445,002

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Lancaster Colony Corp.	5,041	$ 1,013,695
Limoneira Co.	7,409	115,284
McCormick & Co., Inc., NVS	65,935	5,751,510
Mission Produce, Inc.(a)(b)	10,423	126,327
Mondelez International, Inc., Class A	359,955	26,255,118
Pilgrim’s Pride Corp.(a)	13,818	296,949
Post Holdings, Inc.(a)	14,588	1,264,050
Seaboard Corp.	75	267,054
Seneca Foods Corp., Class A(a)	2,096	68,497
Simply Good Foods Co.(a)	22,776	833,374
Sovos Brands, Inc.(a)	8,257	161,507
SunOpta, Inc.(a)(b)	27,925	186,818
TreeHouse Foods, Inc.(a)	13,233	666,679
Tyson Foods, Inc., Class A	74,785	3,817,026
Utz Brands, Inc.(b)	15,562	254,594
Vital Farms, Inc.(a)	8,696	104,265
Westrock Coffee Co.(a)(b)	10,035	109,080
		118,116,745
Gas Utilities — 0.1%
Atmos Energy Corp.	37,795	4,397,070
Brookfield Infrastructure Corp., Class A	24,481	1,115,844
Chesapeake Utilities Corp.	4,605	547,995
National Fuel Gas Co.	22,408	1,150,875
New Jersey Resources Corp.	26,320	1,242,304
Northwest Natural Holding Co.	8,658	372,727
ONE Gas, Inc.	14,403	1,106,294
Southwest Gas Holdings, Inc.	17,266	1,098,981
Spire, Inc.	13,483	855,362
UGI Corp.	56,224	1,516,361
		13,403,813
Ground Transportation — 1.0%
ArcBest Corp.	6,153	607,916
Avis Budget Group, Inc.(a)	5,403	1,235,504
Covenant Logistics Group, Inc., Class A	3,721	163,091
CSX Corp.	537,296	18,321,794
Daseke, Inc.(a)	12,643	90,145
FTAI Infrastructure, Inc.	32,441	119,707
Heartland Express, Inc.(b)	11,870	194,787
Hertz Global Holdings, Inc.(a)	35,550	653,765
JB Hunt Transport Services, Inc.	21,926	3,969,264
Knight-Swift Transportation Holdings, Inc.	41,943	2,330,353
Landstar System, Inc.	9,202	1,771,753
Lyft, Inc., Class A(a)	84,529	810,633
Marten Transport Ltd.	14,068	302,462
Norfolk Southern Corp.	60,499	13,718,753
Old Dominion Freight Line, Inc.(b)	26,286	9,719,248
RXO, Inc.(a)	27,712	628,231
Ryder System, Inc.	13,161	1,115,921
Saia, Inc.(a)(b)	7,069	2,420,496
Schneider National, Inc., Class B	14,762	423,965
TuSimple Holdings, Inc., Class A(a)	34,803	57,773
Uber Technologies, Inc.(a)	513,900	22,185,063
U-Haul Holding Co.	2,305	127,513
U-Haul Holding Co., NVS(b)	20,813	1,054,595
Union Pacific Corp.	161,350	33,015,437
Universal Logistics Holdings, Inc.	3,510	101,123
Werner Enterprises, Inc.	16,324	721,194
XPO, Inc.(a)	30,117	1,776,903
		117,637,389
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	458,221	49,955,253
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Accuray, Inc.(a)	29,395	$ 113,759
Align Technology, Inc.(a)	20,194	7,141,406
Alphatec Holdings, Inc.(a)(b)	21,279	382,596
AngioDynamics, Inc.(a)	10,193	106,313
Artivion, Inc.(a)	10,522	180,873
AtriCure, Inc.(a)(b)	12,013	592,962
Atrion Corp.	382	216,097
Avanos Medical, Inc.(a)	12,037	307,666
Axogen, Inc.(a)	10,936	99,846
Axonics, Inc.(a)(b)	12,769	644,451
Baxter International, Inc.	132,738	6,047,543
Becton Dickinson & Co.	75,013	19,804,182
Boston Scientific Corp.(a)	380,440	20,578,000
Butterfly Network, Inc.(a)(b)	47,624	109,535
Cerus Corp.(a)	38,711	95,229
CONMED Corp.	7,815	1,061,980
Cooper Cos., Inc.	12,983	4,978,072
Cutera, Inc.(a)(b)	4,095	61,957
DENTSPLY SIRONA, Inc.	58,206	2,329,404
Dexcom, Inc.(a)	102,465	13,167,777
Edwards Lifesciences Corp.(a)	159,339	15,030,448
Embecta Corp.	16,055	346,788
Enovis Corp.(a)	13,950	894,474
Envista Holdings Corp.(a)	43,046	1,456,677
GE HealthCare Technologies, Inc.	103,559	8,413,133
Glaukos Corp.(a)	11,821	841,773
Globus Medical, Inc., Class A(a)	21,807	1,298,389
Haemonetics Corp.(a)	13,661	1,163,098
Hologic, Inc.(a)	65,236	5,282,159
ICU Medical, Inc.(a)(b)	5,092	907,343
IDEXX Laboratories, Inc.(a)	21,800	10,948,614
Inari Medical, Inc.(a)	13,080	760,471
Inmode Ltd.(a)	20,304	758,354
Inogen, Inc.(a)	4,660	53,823
Inspire Medical Systems, Inc.(a)	7,689	2,496,157
Insulet Corp.(a)	18,263	5,265,953
Integer Holdings Corp.(a)	9,074	804,047
Integra LifeSciences Holdings Corp.(a)	19,254	791,917
Intuitive Surgical, Inc.(a)	92,446	31,610,985
iRadimed Corp.	2,748	131,190
iRhythm Technologies, Inc.(a)(b)	7,945	828,822
Lantheus Holdings, Inc.(a)	17,446	1,464,068
LeMaitre Vascular, Inc.	4,755	319,916
LivaNova PLC(a)	13,760	707,677
Masimo Corp.(a)	12,650	2,081,558
Medtronic PLC	351,589	30,974,991
Merit Medical Systems, Inc.(a)	15,493	1,295,835
Nano-X Imaging Ltd.(a)(b)	14,506	224,698
Neogen Corp.(a)	56,971	1,239,119
Nevro Corp.(a)(b)	9,066	230,458
Novocure Ltd.(a)(b)	26,826	1,113,279
NuVasive, Inc.(a)	14,332	596,068
Omnicell, Inc.(a)	11,549	850,815
OraSure Technologies, Inc.(a)	20,612	103,266
Orthofix Medical, Inc.(a)	9,062	163,660
OrthoPediatrics Corp.(a)	2,854	125,148
Outset Medical, Inc.(a)(b)	12,562	274,731
Paragon 28, Inc.(a)	14,710	260,955
Penumbra, Inc.(a)(b)	9,623	3,310,889
PROCEPT BioRobotics Corp.(a)	11,028	389,840
Pulmonx Corp.(a)	8,006	104,959
QuidelOrtho Corp.(a)	14,427	1,195,421

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed, Inc.	38,434	$ 8,397,829
RxSight, Inc.(a)(b)	8,138	234,374
Shockwave Medical, Inc.(a)	9,417	2,687,706
SI-BONE, Inc.(a)	7,568	204,185
Silk Road Medical, Inc.(a)(b)	9,296	302,027
STAAR Surgical Co.(a)(b)	12,610	662,908
STERIS PLC	26,208	5,896,276
Stryker Corp.	94,031	28,687,918
Surmodics, Inc.(a)	3,835	120,074
Tactile Systems Technology, Inc.(a)	7,216	179,895
Tandem Diabetes Care, Inc.(a)	16,337	400,910
Teleflex, Inc.(b)	12,225	2,958,817
TransMedics Group, Inc.(a)(b)	8,733	733,397
Treace Medical Concepts, Inc.(a)(b)	10,702	273,757
UFP Technologies, Inc.(a)(b)	1,975	382,854
Utah Medical Products, Inc.	1,144	106,621
Varex Imaging Corp.(a)	9,787	230,680
ViewRay, Inc.(a)	40,260	14,180
Zimmer Biomet Holdings, Inc.	55,776	8,120,986
Zimvie, Inc.(a)	2,163	24,291
Zynex, Inc.(a)	7,338	70,371
		325,776,923
Health Care Providers & Services — 2.7%
23andMe Holding Co., Class A(a)(b)	61,585	107,774
Acadia Healthcare Co., Inc.(a)	22,893	1,823,198
Accolade, Inc.(a)(b)	14,892	200,595
AdaptHealth Corp.(a)(b)	20,091	244,507
Addus HomeCare Corp.(a)	4,417	409,456
Agiliti, Inc.(a)(b)	7,247	119,575
agilon health, Inc.(a)(b)	75,573	1,310,436
Alignment Healthcare, Inc.(a)	20,683	118,927
Amedisys, Inc.(a)	8,749	800,008
AmerisourceBergen Corp.	43,365	8,344,727
AMN Healthcare Services, Inc.(a)	11,341	1,237,530
Apollo Medical Holdings, Inc.(a)	9,293	293,659
Brookdale Senior Living, Inc.(a)(b)	49,339	208,211
Cano Health, Inc.(a)	47,102	65,472
Cardinal Health, Inc.	67,824	6,414,116
CareMax, Inc.(a)	22,395	69,648
Castle Biosciences, Inc.(a)	5,358	73,512
Centene Corp.(a)	145,740	9,830,163
Chemed Corp.	3,924	2,125,513
Cigna Group	77,277	21,683,926
Community Health Systems, Inc.(a)	40,917	180,035
CorVel Corp.(a)(b)	2,083	403,060
Cross Country Healthcare, Inc.(a)	11,972	336,174
CVS Health Corp.	338,943	23,431,130
DaVita, Inc.(a)	14,430	1,449,782
DocGo, Inc.(a)	24,530	229,846
Elevance Health, Inc.	62,748	27,878,309
Encompass Health Corp.	25,497	1,726,402
Enhabit, Inc.(a)	14,349	165,013
Ensign Group, Inc.	13,669	1,304,843
Fulgent Genetics, Inc.(a)	5,237	193,926
Guardant Health, Inc.(a)(b)	29,068	1,040,634
HCA Healthcare, Inc.	54,118	16,423,731
HealthEquity, Inc.(a)	21,457	1,354,795
Henry Schein, Inc.(a)	35,477	2,877,185
Hims & Hers Health, Inc., Class A(a)(b)	31,740	298,356
Humana, Inc.	33,059	14,781,671
Invitae Corp.(a)(b)	52,932	59,813
Laboratory Corp. of America Holdings	23,484	5,667,394
Security	Shares	Value
Health Care Providers & Services (continued)
LifeStance Health Group, Inc.(a)	23,355	$ 213,231
McKesson Corp.	36,470	15,583,996
ModivCare, Inc.(a)	3,086	139,518
Molina Healthcare, Inc.(a)	15,189	4,575,534
National HealthCare Corp.	3,495	216,061
National Research Corp., Class A	3,755	163,380
NeoGenomics, Inc.(a)	34,292	551,072
OPKO Health, Inc.(a)(b)	100,453	217,983
Option Care Health, Inc.(a)	44,038	1,430,795
Owens & Minor, Inc.(a)	19,449	370,309
Patterson Cos., Inc.	21,511	715,456
Pediatrix Medical Group, Inc.(a)	20,637	293,252
Pennant Group, Inc.(a)	8,574	105,289
PetIQ, Inc., Class A(a)	9,340	141,688
Premier, Inc., Class A	32,682	903,984
Privia Health Group, Inc.(a)(b)	17,737	463,113
Progyny, Inc.(a)(b)	20,983	825,471
Quest Diagnostics, Inc.	29,425	4,135,978
R1 RCM, Inc.(a)	38,455	709,495
RadNet, Inc.(a)	14,042	458,050
Select Medical Holdings Corp.	26,510	844,609
Surgery Partners, Inc.(a)(b)	17,704	796,503
Tenet Healthcare Corp.(a)	27,452	2,234,044
U.S. Physical Therapy, Inc.	3,522	427,535
UnitedHealth Group, Inc.	246,319	118,390,764
Universal Health Services, Inc., Class B	16,725	2,638,703
Viemed Healthcare, Inc.(a)	11,628	113,722
		312,942,587
Health Care REITs — 0.2%
CareTrust REIT, Inc.	26,215	520,630
Community Healthcare Trust, Inc.	5,762	190,261
Diversified Healthcare Trust	82,244	185,049
Global Medical REIT, Inc.	11,612	106,018
Healthcare Realty Trust, Inc.	99,115	1,869,309
Healthpeak Properties, Inc.	145,979	2,934,178
LTC Properties, Inc.	9,842	324,983
Medical Properties Trust, Inc.	157,196	1,455,635
National Health Investors, Inc.	11,346	594,757
Omega Healthcare Investors, Inc.	60,957	1,870,770
Physicians Realty Trust	61,939	866,527
Sabra Health Care REIT, Inc.	62,974	741,204
Universal Health Realty Income Trust	3,233	153,826
Ventas, Inc.	105,645	4,993,839
Welltower, Inc.	131,475	10,635,013
		27,441,999
Health Care Technology — 0.1%
American Well Corp., Class A(a)(b)	52,115	109,442
Certara, Inc.(a)	28,480	518,621
Computer Programs & Systems, Inc.(a)	3,993	98,587
Definitive Healthcare Corp.(a)(b)	10,401	114,411
Doximity, Inc., Class A(a)(b)	29,520	1,004,270
Evolent Health, Inc., Class A(a)(b)	28,875	874,912
Health Catalyst, Inc.(a)(b)	12,053	150,663
HealthStream, Inc.	6,875	168,850
Multiplan Corp., Class A(a)	99,326	209,578
NextGen Healthcare, Inc.(a)	13,241	214,769
OptimizeRx Corp.(a)	5,208	74,422
Phreesia, Inc.(a)	12,750	395,378
Schrodinger, Inc.(a)(b)	15,622	779,850
Sharecare, Inc., Class A(a)(b)	93,167	163,042
Simulations Plus, Inc.	4,151	179,863
Teladoc Health, Inc.(a)(b)	44,389	1,123,929

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology (continued)
Veeva Systems, Inc., Class A(a)(b)	38,310	$ 7,575,036
Veradigm, Inc.(a)	30,571	385,195
		14,140,818
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	53,976	815,577
Braemar Hotels & Resorts, Inc.	22,662	91,101
Chatham Lodging Trust	12,850	120,276
DiamondRock Hospitality Co.	56,628	453,590
Hersha Hospitality Trust, Class A	13,370	81,423
Host Hotels & Resorts, Inc.	186,642	3,141,185
Park Hotels & Resorts, Inc.	59,235	759,393
Pebblebrook Hotel Trust(b)	34,140	475,912
RLJ Lodging Trust	45,813	470,499
Ryman Hospitality Properties, Inc.	15,438	1,434,499
Service Properties Trust	43,172	375,165
Summit Hotel Properties, Inc.	29,258	190,470
Sunstone Hotel Investors, Inc.	54,825	554,829
Xenia Hotels & Resorts, Inc.	29,906	368,143
		9,332,062
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc.(a)	12,971	136,974
Airbnb, Inc., Class A(a)(b)	107,273	13,748,108
Aramark	61,584	2,651,191
Bally’s Corp.(a)	8,418	130,984
BJ’s Restaurants, Inc.(a)	6,000	190,800
Bloomin’ Brands, Inc.	23,077	620,541
Bluegreen Vacations Holding Corp., Class A	3,872	138,037
Booking Holdings, Inc.(a)	9,822	26,522,641
Bowlero Corp.(a)(b)	12,036	140,099
Boyd Gaming Corp.	19,423	1,347,373
Brinker International, Inc.(a)	12,013	439,676
Caesars Entertainment, Inc.(a)	53,555	2,729,698
Carnival Corp.(a)(b)	262,423	4,941,425
Cheesecake Factory, Inc.	11,594	400,921
Chipotle Mexican Grill, Inc.(a)	7,290	15,593,310
Choice Hotels International, Inc.	8,554	1,005,266
Churchill Downs, Inc.	19,234	2,676,796
Chuy’s Holdings, Inc.(a)(b)	5,716	233,327
Cracker Barrel Old Country Store, Inc.	5,780	538,580
Darden Restaurants, Inc.	31,928	5,334,530
Dave & Buster’s Entertainment, Inc.(a)	12,708	566,268
Denny’s Corp.(a)	17,481	215,366
Dine Brands Global, Inc.	4,539	263,398
Domino’s Pizza, Inc.	9,390	3,164,336
DoorDash, Inc., Class A(a)	79,809	6,099,004
DraftKings, Inc., Class A(a)	110,566	2,937,739
Everi Holdings, Inc.(a)	24,045	347,691
Expedia Group, Inc.(a)	38,686	4,231,862
Golden Entertainment, Inc.(a)	5,213	217,903
Hilton Grand Vacations, Inc.(a)	23,238	1,055,935
Hilton Worldwide Holdings, Inc.	68,018	9,900,020
Hyatt Hotels Corp., Class A	12,588	1,442,333
Inspired Entertainment, Inc.(a)	6,601	97,101
International Game Technology PLC	28,723	915,976
Jack in the Box, Inc.	5,423	528,905
Krispy Kreme, Inc.	22,237	327,551
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,510	140,354
Las Vegas Sands Corp.(a)	88,494	5,132,652
Life Time Group Holdings, Inc.(a)(b)	10,149	199,631
Light & Wonder, Inc., Class A(a)	25,091	1,725,257
Lindblad Expeditions Holdings, Inc.(a)(b)	12,452	135,478
Marriott International, Inc., Class A	66,779	12,266,634
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	9,735	$ 1,194,679
McDonald’s Corp.	193,051	57,608,349
MGM Resorts International	79,317	3,483,603
Monarch Casino & Resort, Inc.	3,629	255,663
Mondee Holdings, Inc., Class A(a)(b)	12,408	110,555
Norwegian Cruise Line Holdings Ltd.(a)	115,044	2,504,508
Papa John’s International, Inc.	8,709	642,985
Penn Entertainment, Inc.(a)(b)	43,136	1,036,558
Planet Fitness, Inc., Class A(a)	22,507	1,517,872
Portillo’s, Inc., Class A(a)	10,460	235,664
RCI Hospitality Holdings, Inc.(b)	2,934	222,955
Red Rock Resorts, Inc., Class A	12,830	600,187
Royal Caribbean Cruises Ltd.(a)(b)	61,909	6,422,440
Rush Street Interactive, Inc., Class A(a)	22,980	71,698
Sabre Corp.(a)(b)	85,368	272,324
SeaWorld Entertainment, Inc.(a)(b)	10,058	563,349
Shake Shack, Inc., Class A(a)	9,443	733,910
Six Flags Entertainment Corp.(a)	21,367	555,115
Starbucks Corp.	298,636	29,582,882
Super Group SGHC Ltd.(a)	35,762	103,710
Sweetgreen, Inc., Class A(a)(b)	25,011	320,641
Target Hospitality Corp.(a)	9,576	128,510
Texas Roadhouse, Inc.	17,129	1,923,244
Travel + Leisure Co.	21,927	884,535
Vail Resorts, Inc.	10,613	2,671,929
Wendy’s Co.	47,832	1,040,346
Wingstop, Inc.	7,653	1,531,824
Wyndham Hotels & Resorts, Inc.	22,963	1,574,573
Wynn Resorts Ltd.	27,940	2,950,743
Xponential Fitness, Inc., Class A(a)(b)	4,839	83,473
Yum! Brands, Inc.	74,181	10,277,778
		262,538,273
Household Durables — 0.5%
Beazer Homes U.S.A., Inc.(a)	9,809	277,497
Cavco Industries, Inc.(a)	2,373	700,035
Century Communities, Inc.	7,145	547,450
Cricut, Inc., Class A(b)	12,538	152,964
DR Horton, Inc.	82,327	10,018,373
Dream Finders Homes, Inc., Class A(a)	7,816	192,195
Ethan Allen Interiors, Inc.	6,011	169,991
Garmin Ltd.	40,250	4,197,672
GoPro, Inc., Class A(a)	31,613	130,878
Green Brick Partners, Inc.(a)	8,250	468,600
Helen of Troy Ltd.(a)	6,380	689,167
Hovnanian Enterprises, Inc., Class A(a)	1,526	151,394
Installed Building Products, Inc.	6,002	841,240
iRobot Corp.(a)	7,248	327,972
KB Home	20,080	1,038,337
La-Z-Boy, Inc.	12,740	364,874
Leggett & Platt, Inc.	36,198	1,072,185
Lennar Corp., Class A	66,373	8,317,201
Lennar Corp., Class B	3,857	435,764
LGI Homes, Inc.(a)	5,937	800,842
Lovesac Co.(a)(b)	3,826	103,111
M/I Homes, Inc.(a)	7,271	633,958
MDC Holdings, Inc.	14,846	694,347
Meritage Homes Corp.	9,769	1,389,836
Mohawk Industries, Inc.(a)	13,830	1,426,703
Newell Brands, Inc.	98,167	854,053
NVR, Inc.(a)	785	4,985,237
PulteGroup, Inc.	60,105	4,668,956
Skyline Champion Corp.(a)(b)	13,378	875,590

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Sonos, Inc.(a)	32,189	$ 525,646
Taylor Morrison Home Corp., Class A(a)	29,145	1,421,402
Tempur Sealy International, Inc.	43,888	1,758,592
Toll Brothers, Inc.	29,407	2,325,211
TopBuild Corp.(a)	8,709	2,316,768
Tri Pointe Homes, Inc.(a)	25,709	844,798
Vizio Holding Corp., Class A(a)(b)	19,315	130,376
Whirlpool Corp.	14,234	2,117,877
		57,967,092
Household Products — 1.2%
Central Garden & Pet Co.(a)	2,580	100,027
Central Garden & Pet Co., Class A, NVS(a)	11,561	421,514
Church & Dwight Co., Inc.	64,299	6,444,689
Clorox Co.	32,933	5,237,664
Colgate-Palmolive Co.	217,208	16,733,704
Energizer Holdings, Inc.	19,256	646,617
Kimberly-Clark Corp.	89,541	12,362,030
Oil-Dri Corp. of America	1,942	114,559
Procter & Gamble Co.	623,942	94,676,959
Reynolds Consumer Products, Inc.	14,277	403,325
Spectrum Brands Holdings, Inc.	10,199	796,032
WD-40 Co.	3,575	674,424
		138,611,544
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	178,743	3,705,342
Altus Power, Inc.(a)(b)	13,984	75,514
Brookfield Renewable Corp., Class A	34,430	1,085,234
Clearway Energy, Inc., Class A	8,288	223,776
Clearway Energy, Inc., Class C	23,066	658,765
Montauk Renewables, Inc.(a)(b)	18,857	140,296
Ormat Technologies, Inc.	13,824	1,112,279
Sunnova Energy International, Inc.(a)(b)	27,389	501,492
Vistra Corp.	99,268	2,605,785
		10,108,483
Industrial Conglomerates — 0.7%
3M Co.	145,522	14,565,297
Brookfield Business Corp., Class A(b)	5,429	102,500
General Electric Co.	286,970	31,523,655
Honeywell International, Inc.	176,233	36,568,347
		82,759,799
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	70,659	2,282,286
EastGroup Properties, Inc.	11,597	2,013,239
First Industrial Realty Trust, Inc.	34,336	1,807,447
Innovative Industrial Properties, Inc.	7,761	566,631
LXP Industrial Trust	73,486	716,488
Plymouth Industrial REIT, Inc.	11,757	270,646
Prologis, Inc.	244,311	29,959,858
Rexford Industrial Realty, Inc.	51,995	2,715,179
STAG Industrial, Inc.	46,627	1,672,977
Terreno Realty Corp.	20,865	1,253,986
		43,258,737
Insurance — 2.1%
Aflac, Inc.	159,249	11,115,580
Allstate Corp.	69,694	7,599,434
Ambac Financial Group, Inc.(a)	12,984	184,892
American Equity Investment Life Holding Co.	20,414	1,063,774
American Financial Group, Inc.	19,411	2,305,056
American International Group, Inc.	194,123	11,169,837
AMERISAFE, Inc.	4,891	260,788
Security	Shares	Value
Insurance (continued)
Aon PLC, Class A	53,510	$ 18,471,652
Arch Capital Group Ltd.(a)	93,149	6,972,203
Argo Group International Holdings Ltd.	8,237	243,898
Arthur J. Gallagher & Co.	56,025	12,301,409
Assurant, Inc.	13,864	1,742,982
Assured Guaranty Ltd.	16,328	911,102
Axis Capital Holdings Ltd.	21,120	1,136,890
Brighthouse Financial, Inc.(a)	17,367	822,327
Brown & Brown, Inc.	62,072	4,273,036
BRP Group, Inc., Class A(a)(b)	16,243	402,502
Chubb Ltd.	109,099	21,008,103
Cincinnati Financial Corp.	40,751	3,965,887
CNA Financial Corp.	8,028	310,041
CNO Financial Group, Inc.	32,116	760,186
Donegal Group, Inc., Class A	6,954	100,346
Employers Holdings, Inc.	7,311	273,504
Enstar Group Ltd.(a)	3,139	766,669
Everest Group Ltd.	11,282	3,856,865
F&G Annuities & Life, Inc.	4,688	116,169
Fidelity National Financial, Inc., Class A	69,903	2,516,508
First American Financial Corp.	27,469	1,566,282
Genworth Financial, Inc., Class A(a)	132,720	663,600
Globe Life, Inc.	23,515	2,577,714
Goosehead Insurance, Inc., Class A(a)	4,622	290,678
Hanover Insurance Group, Inc.	9,398	1,062,256
Hartford Financial Services Group, Inc.	80,561	5,802,003
HCI Group, Inc.	1,005	62,089
Hippo Holdings, Inc.(a)(b)	6,388	105,594
Horace Mann Educators Corp.	10,907	323,502
James River Group Holdings Ltd.	8,472	154,699
Kemper Corp.	16,327	787,941
Kinsale Capital Group, Inc.	5,771	2,159,508
Lemonade, Inc.(a)(b)	10,496	176,858
Lincoln National Corp.	45,180	1,163,837
Loews Corp.	51,076	3,032,893
Markel Group, Inc.(a)(b)	3,487	4,823,149
Marsh & McLennan Cos., Inc.	131,009	24,640,173
MBIA, Inc.(a)	14,975	129,384
Mercury General Corp.	7,013	212,284
MetLife, Inc.	171,147	9,674,940
National Western Life Group, Inc., Class A(b)	561	233,129
Old Republic International Corp.	74,881	1,884,755
Oscar Health, Inc., Class A(a)(b)	38,674	311,712
Palomar Holdings, Inc.(a)	5,800	336,632
Primerica, Inc.	9,959	1,969,492
Principal Financial Group, Inc.	64,545	4,895,093
ProAssurance Corp.	13,261	200,108
Progressive Corp.	154,840	20,496,171
Prudential Financial, Inc.	97,343	8,587,599
Reinsurance Group of America, Inc.	17,484	2,424,856
RenaissanceRe Holdings Ltd.	13,085	2,440,614
RLI Corp.	10,564	1,441,669
Ryan Specialty Holdings, Inc., Class A(a)(b)	24,250	1,088,582
Safety Insurance Group, Inc.	3,821	274,042
Selective Insurance Group, Inc.	15,408	1,478,398
Selectquote, Inc.(a)	44,565	86,902
SiriusPoint Ltd.(a)	24,067	217,325
Stewart Information Services Corp.	6,984	287,322
Tiptree, Inc.	6,806	102,158
Travelers Cos., Inc.	60,998	10,592,913
Trupanion, Inc.(a)	9,599	188,908
United Fire Group, Inc.	5,953	134,895

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Universal Insurance Holdings, Inc.	9,189	$ 141,786
Unum Group	52,462	2,502,437
W R Berkley Corp.	56,248	3,350,131
White Mountains Insurance Group Ltd.(b)	647	898,625
Willis Towers Watson PLC	28,192	6,639,216
		247,266,494
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A(a)	1,574,718	188,493,745
Alphabet, Inc., Class C, NVS(a)	1,364,690	165,086,549
Bumble, Inc., Class A(a)	23,162	388,658
Cargurus, Inc.(a)(b)	25,690	581,365
Cars.com, Inc.(a)	18,715	370,931
Eventbrite, Inc., Class A(a)(b)	18,602	177,649
EverQuote, Inc., Class A(a)	7,742	50,323
fuboTV, Inc.(a)(b)	41,776	86,894
IAC, Inc.(a)(b)	20,346	1,277,729
Match Group, Inc.(a)	74,210	3,105,689
MediaAlpha, Inc., Class A(a)	7,534	77,676
Meta Platforms, Inc., Class A(a)	586,130	168,207,587
Nextdoor Holdings, Inc.(a)	39,062	127,342
Outbrain, Inc.(a)(b)	3,843	18,908
Pinterest, Inc., Class A(a)	159,336	4,356,246
QuinStreet, Inc.(a)	12,356	109,104
Shutterstock, Inc.	6,015	292,750
TripAdvisor, Inc.(a)	27,576	454,728
Vimeo, Inc.(a)	39,293	161,887
Yelp, Inc.(a)	18,715	681,413
Ziff Davis, Inc.(a)	13,029	912,812
ZipRecruiter, Inc., Class A(a)(b)	21,407	380,188
ZoomInfo Technologies, Inc., Class A(a)	82,487	2,094,345
		537,494,518
IT Services — 1.4%
Accenture PLC, Class A	167,253	51,610,931
Akamai Technologies, Inc.(a)	40,591	3,647,913
Amdocs Ltd.	32,043	3,167,451
BigCommerce Holdings, Inc., Series 1(a)	19,847	197,478
Cloudflare, Inc., Class A(a)(b)	75,739	4,951,058
Cognizant Technology Solutions Corp., Class A	134,400	8,773,632
DigitalOcean Holdings, Inc.(a)(b)	17,613	706,986
DXC Technology Co.(a)	60,883	1,626,794
EPAM Systems, Inc.(a)	14,477	3,253,706
Fastly, Inc., Class A(a)(b)	27,833	438,926
Gartner, Inc.(a)	20,353	7,129,859
Globant SA(a)	10,859	1,951,579
GoDaddy, Inc., Class A(a)	41,272	3,100,765
Grid Dynamics Holdings, Inc.(a)	11,318	104,692
Hackett Group, Inc.	7,870	175,894
International Business Machines Corp.	240,515	32,183,312
Kyndryl Holdings, Inc.(a)	58,865	781,727
MongoDB, Inc.(a)	17,496	7,190,681
Okta, Inc., Class A(a)	40,008	2,774,555
Perficient, Inc.(a)	8,467	705,555
Snowflake, Inc., Class A(a)	82,497	14,517,822
Squarespace, Inc., Class A(a)	9,874	311,426
Thoughtworks Holding, Inc.(a)(b)	28,797	217,417
Tucows, Inc., Class A(a)(b)	2,724	75,564
Twilio, Inc., Class A(a)	45,982	2,925,375
Unisys Corp.(a)(b)	18,020	71,720
VeriSign, Inc.(a)	23,939	5,409,496
		158,002,314
Security	Shares	Value
Leisure Products — 0.1%
Acushnet Holdings Corp.	9,420	$ 515,086
AMMO, Inc.(a)(b)	36,612	77,984
Brunswick Corp.	18,837	1,632,038
Funko, Inc., Class A(a)	7,088	76,692
Hasbro, Inc.	34,302	2,221,740
Johnson Outdoors, Inc., Class A	1,484	91,192
Malibu Boats, Inc., Class A(a)	5,084	298,227
MasterCraft Boat Holdings, Inc.(a)	5,220	159,993
Mattel, Inc.(a)	90,642	1,771,145
Peloton Interactive, Inc., Class A(a)(b)	78,548	604,034
Polaris, Inc.(b)	14,544	1,758,806
Smith & Wesson Brands, Inc.	14,977	195,300
Sturm Ruger & Co., Inc.	4,124	218,407
Topgolf Callaway Brands Corp.(a)	37,999	754,280
Vista Outdoor, Inc.(a)	15,796	437,075
YETI Holdings, Inc.(a)	22,586	877,240
		11,689,239
Life Sciences Tools & Services — 1.6%
10X Genomics, Inc., Class A(a)(b)	23,647	1,320,448
Adaptive Biotechnologies Corp.(a)(b)	29,360	197,006
Agilent Technologies, Inc.	78,530	9,443,233
Avantor, Inc.(a)	178,452	3,665,404
Azenta, Inc.(a)	18,982	886,080
BioLife Solutions, Inc.(a)(b)	9,511	210,193
Bio-Rad Laboratories, Inc., Class A(a)	5,748	2,179,182
Bio-Techne Corp.	41,798	3,411,971
Bruker Corp.	28,936	2,138,949
Charles River Laboratories International, Inc.(a)	13,173	2,769,623
Codexis, Inc.(a)	16,602	46,486
CryoPort, Inc.(a)	10,073	173,759
Cytek Biosciences, Inc.(a)(b)	27,798	237,395
Danaher Corp.	174,218	41,812,320
ICON PLC(a)	21,558	5,393,812
Illumina, Inc.(a)	41,492	7,779,335
IQVIA Holdings, Inc.(a)(b)	49,238	11,067,225
Maravai LifeSciences Holdings, Inc., Class A(a)	29,765	369,979
MaxCyte, Inc.(a)	25,016	114,823
Medpace Holdings, Inc.(a)	6,536	1,569,751
Mesa Laboratories, Inc.	1,377	176,945
Mettler-Toledo International, Inc.(a)	5,759	7,553,735
NanoString Technologies, Inc.(a)	11,843	47,964
OmniAb, Inc.(a)	19,061	95,877
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	67,575	898,748
QIAGEN NV(a)	60,889	2,741,832
Quanterix Corp.(a)	12,236	275,922
Quantum-Si, Inc.(a)	34,894	62,460
Repligen Corp.(a)(b)	14,601	2,065,457
Revvity, Inc.	33,115	3,933,731
Seer, Inc., Class A(a)	18,779	80,186
SomaLogic, Inc., Class A(a)	59,543	137,544
Sotera Health Co.(a)(b)	26,091	491,554
Syneos Health, Inc.(a)	27,030	1,139,044
Thermo Fisher Scientific, Inc.	102,122	53,282,153
Waters Corp.(a)	15,845	4,223,326
West Pharmaceutical Services, Inc.	19,568	7,484,173
		179,477,625
Machinery — 2.0%
3D Systems Corp.(a)	30,967	307,502
AGCO Corp.	16,306	2,142,935
Alamo Group, Inc.	2,385	438,625

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Albany International Corp., Class A	7,954	$ 741,949
Allison Transmission Holdings, Inc.	24,459	1,380,955
Astec Industries, Inc.	5,959	270,777
Barnes Group, Inc.	12,356	521,300
Blue Bird Corp.(a)	5,391	121,190
Caterpillar, Inc.	136,702	33,635,527
Chart Industries, Inc.(a)(b)	11,225	1,793,643
CIRCOR International, Inc.(a)	4,650	262,493
CNH Industrial NV	258,491	3,722,270
Columbus McKinnon Corp.	6,595	268,087
Commercial Vehicle Group, Inc.(a)	11,088	123,077
Crane Co.	12,595	1,122,466
Crane NXT Co.	12,595	710,862
Cummins, Inc.	37,231	9,127,552
Deere & Co.	72,302	29,296,047
Desktop Metal, Inc., Class A(a)(b)	62,412	110,469
Donaldson Co., Inc.	32,556	2,035,076
Douglas Dynamics, Inc.	5,454	162,966
Dover Corp.	37,147	5,484,755
Energy Recovery, Inc.(a)(b)	14,831	414,526
Enerpac Tool Group Corp.	15,809	426,843
EnPro Industries, Inc.	5,123	684,074
Esab Corp.	15,069	1,002,691
ESCO Technologies, Inc.	6,603	684,269
Federal Signal Corp.	15,229	975,113
Flowserve Corp.	35,436	1,316,447
Fortive Corp.(b)	93,787	7,012,454
Franklin Electric Co., Inc.	11,745	1,208,560
Gates Industrial Corp. PLC(a)	31,965	430,888
Gorman-Rupp Co.	4,733	136,452
Graco, Inc.	44,140	3,811,489
Greenbrier Cos., Inc.	8,347	359,756
Helios Technologies, Inc.	8,119	536,585
Hillenbrand, Inc.	18,902	969,295
Hillman Solutions Corp.(a)	46,277	416,956
Hyliion Holdings Corp.(a)(b)	54,509	91,030
Hyster-Yale Materials Handling, Inc., Class A	2,678	149,540
IDEX Corp.	20,057	4,317,470
Illinois Tool Works, Inc.	80,264	20,078,842
Ingersoll Rand, Inc.	108,522	7,092,998
ITT, Inc.	21,959	2,046,798
John Bean Technologies Corp.	8,601	1,043,301
Kadant, Inc.	2,820	626,322
Kennametal, Inc.	22,084	626,965
Lincoln Electric Holdings, Inc.	14,880	2,955,614
Lindsay Corp.	3,096	369,477
Luxfer Holdings PLC	7,248	103,139
Manitowoc Co., Inc.(a)(b)	9,174	172,746
Microvast Holdings, Inc.(a)(b)	54,173	86,677
Middleby Corp.(a)	14,355	2,122,100
Miller Industries, Inc.	3,039	107,793
Mueller Industries, Inc.	15,413	1,345,247
Mueller Water Products, Inc., Class A	45,389	736,663
Nikola Corp.(a)(b)	159,506	220,118
Nordson Corp.	15,407	3,823,709
Omega Flex, Inc.(b)	1,085	112,601
Oshkosh Corp.	17,832	1,544,073
Otis Worldwide Corp.	109,375	9,735,469
PACCAR, Inc.	136,133	11,387,525
Parker-Hannifin Corp.	33,937	13,236,787
Pentair PLC	44,024	2,843,950
Proterra, Inc.(a)(b)	62,408	74,890
Security	Shares	Value
Machinery (continued)
Proto Labs, Inc.(a)(b)	7,110	$ 248,566
RBC Bearings, Inc.(a)	7,271	1,581,224
REV Group, Inc.	9,366	124,193
Shyft Group, Inc.	8,877	195,827
Snap-on, Inc.	13,811	3,980,192
SPX Technologies, Inc.(a)	12,254	1,041,222
Standex International Corp.	3,091	437,284
Stanley Black & Decker, Inc.	40,639	3,808,281
Tennant Co.	4,611	373,998
Terex Corp.	17,907	1,071,376
Timken Co.	16,629	1,522,052
Titan International, Inc.(a)	11,139	127,876
Toro Co.	27,863	2,832,274
Trinity Industries, Inc.	20,094	516,617
Wabash National Corp.	12,518	320,962
Watts Water Technologies, Inc., Class A	6,994	1,285,008
Westinghouse Air Brake Technologies Corp.	48,150	5,280,610
Xylem, Inc.	62,000	6,982,440
		232,948,767
Marine Transportation — 0.0%
Costamare, Inc.	17,953	173,606
Eagle Bulk Shipping, Inc.	3,000	144,120
Eneti, Inc.	9,492	114,948
Genco Shipping & Trading Ltd.	9,022	126,579
Golden Ocean Group Ltd.	30,073	227,051
Kirby Corp.(a)	15,612	1,201,343
Matson, Inc.	9,343	726,231
		2,713,878
Media — 0.8%
AMC Networks, Inc., Class A(a)	7,609	90,928
Boston Omaha Corp., Class A(a)	4,931	92,801
Cable One, Inc.	1,620	1,064,470
Charter Communications, Inc., Class A(a)(b)	27,129	9,966,381
Clear Channel Outdoor Holdings, Inc.(a)	98,358	134,750
Comcast Corp., Class A	1,094,592	45,480,298
Daily Journal Corp.(a)	396	114,555
DISH Network Corp., Class A(a)(b)	66,320	437,049
Entravision Communications Corp., Class A	23,358	102,542
EW Scripps Co., Class A, NVS(a)	13,650	124,897
Fox Corp., Class A, NVS	77,574	2,637,516
Fox Corp., Class B	36,915	1,177,219
Gannett Co., Inc.(a)(b)	60,337	135,758
Gray Television, Inc.	21,437	168,924
iHeartMedia, Inc., Class A(a)(b)	28,239	102,790
Integral Ad Science Holding Corp.(a)(b)	10,064	180,951
Interpublic Group of Cos., Inc.	104,031	4,013,516
John Wiley & Sons, Inc., Class A	12,282	417,956
Liberty Broadband Corp., Class A(a)(b)	5,309	423,287
Liberty Broadband Corp., Class C, NVS(a)	31,229	2,501,755
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	18,859	618,764
Liberty Media Corp. - Liberty SiriusXM, Class C, NVS(a)	40,185	1,315,255
Magnite, Inc.(a)(b)	33,876	462,407
New York Times Co., Class A	43,516	1,713,660
News Corp., Class A, NVS	103,511	2,018,464
News Corp., Class B	31,396	619,129
Nexstar Media Group, Inc., Class A	9,047	1,506,778
Omnicom Group, Inc.	52,810	5,024,871
Paramount Global, Class A(b)	4,169	77,377
Paramount Global, Class B, NVS	152,300	2,423,093
PubMatic, Inc., Class A(a)	11,324	207,003

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Quotient Technology, Inc.(a)	27,651	$ 106,180
Scholastic Corp., NVS	6,917	269,002
Sinclair, Inc.	11,865	163,974
Sirius XM Holdings, Inc.(b)	194,579	881,443
Stagwell, Inc.(a)(b)	33,819	243,835
TechTarget, Inc.(a)(b)	7,353	228,899
TEGNA, Inc.	55,675	904,162
Thryv Holdings, Inc.(a)(b)	6,635	163,221
Trade Desk, Inc., Class A(a)(b)	115,833	8,944,624
WideOpenWest, Inc.(a)(b)	14,793	124,853
		97,385,337
Metals & Mining — 0.6%
5E Advanced Materials, Inc.(a)(b)	10,791	35,394
Alcoa Corp.	48,477	1,644,825
Alpha Metallurgical Resources, Inc.	3,402	559,153
Arconic Corp.(a)	26,345	779,285
ATI, Inc.(a)(b)	32,747	1,448,400
Carpenter Technology Corp.	13,336	748,550
Century Aluminum Co.(a)	15,243	132,919
Cleveland-Cliffs, Inc.(a)	136,179	2,282,360
Coeur Mining, Inc.(a)	64,555	183,336
Commercial Metals Co.	31,613	1,664,740
Compass Minerals International, Inc.	8,978	305,252
Constellium SE(a)	30,394	522,777
Freeport-McMoRan, Inc.	379,565	15,182,600
Haynes International, Inc.	3,739	190,016
Hecla Mining Co.	166,878	859,422
i-80 Gold Corp.(a)(b)	51,079	114,928
Ivanhoe Electric, Inc.(a)(b)	12,248	159,714
Kaiser Aluminum Corp.	4,335	310,559
Materion Corp.	4,998	570,771
MP Materials Corp., Class A(a)(b)	28,881	660,797
Newmont Corp.	211,735	9,032,615
Novagold Resources, Inc.(a)	65,306	260,571
Nucor Corp.	66,602	10,921,396
Olympic Steel, Inc.	2,522	123,578
Piedmont Lithium, Inc.(a)	4,863	280,644
Reliance Steel & Aluminum Co.	15,375	4,175,696
Royal Gold, Inc.	17,858	2,049,741
Ryerson Holding Corp.	4,998	216,813
Schnitzer Steel Industries, Inc., Class A	6,224	186,658
Southern Copper Corp.	22,081	1,584,091
SSR Mining, Inc.	52,966	751,058
Steel Dynamics, Inc.	42,490	4,628,436
SunCoke Energy, Inc.	26,240	206,509
TimkenSteel Corp.(a)	10,019	216,110
Tredegar Corp.	11,378	75,891
United States Steel Corp.	59,099	1,478,066
Warrior Met Coal, Inc.	12,458	485,239
Worthington Industries, Inc.	9,396	652,740
		65,681,650
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	6,454	80,352
AGNC Investment Corp.	150,741	1,527,006
Annaly Capital Management, Inc.	130,553	2,612,366
Apollo Commercial Real Estate Finance, Inc.	41,029	464,448
Arbor Realty Trust, Inc.(b)	41,214	610,791
Ares Commercial Real Estate Corp.	11,071	112,371
ARMOUR Residential REIT, Inc.	48,926	260,776
Blackstone Mortgage Trust, Inc., Class A	42,485	884,113
BrightSpire Capital, Inc.	40,550	272,901
Chicago Atlantic Real Estate Finance, Inc.	7,447	112,822
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp.	59,967	$ 346,010
Claros Mortgage Trust, Inc.	23,425	265,640
Dynex Capital, Inc.	17,511	220,463
Ellington Financial, Inc.	13,711	189,212
Franklin BSP Realty Trust, Inc.	21,925	310,458
Granite Point Mortgage Trust, Inc.	15,970	84,641
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	26,383	659,575
Invesco Mortgage Capital, Inc.	8,674	99,491
KKR Real Estate Finance Trust, Inc.	15,920	193,746
Ladder Capital Corp., Class A	27,945	303,203
MFA Financial, Inc.	29,750	334,390
New York Mortgage Trust, Inc.	24,372	241,770
Orchid Island Capital, Inc.	11,886	123,020
PennyMac Mortgage Investment Trust	23,697	319,436
Ready Capital Corp.	38,568	435,047
Redwood Trust, Inc.	31,569	201,095
Rithm Capital Corp.	127,376	1,190,966
Starwood Property Trust, Inc.	76,066	1,475,680
TPG RE Finance Trust, Inc.	14,867	110,164
Two Harbors Investment Corp.	23,984	332,898
		14,374,851
Multi-Utilities — 0.6%
Ameren Corp.	68,324	5,580,021
Avista Corp.	18,236	716,128
Black Hills Corp.	17,533	1,056,538
CenterPoint Energy, Inc.	166,331	4,848,549
CMS Energy Corp.	77,384	4,546,310
Consolidated Edison, Inc.	91,802	8,298,901
Dominion Energy, Inc.	221,540	11,473,557
DTE Energy Co.	54,501	5,996,200
NiSource, Inc.	106,396	2,909,931
NorthWestern Corp.	15,487	879,042
Public Service Enterprise Group, Inc.	132,688	8,307,596
Sempra	83,809	12,201,752
Unitil Corp.	3,413	173,073
WEC Energy Group, Inc.	83,713	7,386,835
		74,374,433
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	45,695	5,185,926
Boston Properties, Inc.	41,579	2,394,535
Brandywine Realty Trust	50,762	236,043
City Office REIT, Inc.	12,945	72,104
Corporate Office Properties Trust	29,698	705,327
Cousins Properties, Inc.	39,714	905,479
Douglas Emmett, Inc.	44,532	559,767
Easterly Government Properties, Inc.	25,468	369,286
Equity Commonwealth	27,866	564,565
Highwoods Properties, Inc.	27,028	646,239
Hudson Pacific Properties, Inc.	40,468	170,775
JBG SMITH Properties	28,637	430,700
Kilroy Realty Corp.	30,974	932,008
Office Properties Income Trust	12,686	97,682
Orion Office REIT, Inc.	14,380	95,052
Paramount Group, Inc.	46,861	207,594
Peakstone Realty Trust(b)	7,292	203,593
Piedmont Office Realty Trust, Inc., Class A	33,850	246,090
Postal Realty Trust, Inc., Class A	3,854	56,692
SL Green Realty Corp.(b)	16,914	508,266
Vornado Realty Trust	47,230	856,752
		15,444,475

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.7%
Amplify Energy Corp.(a)	12,477	$ 84,469
Antero Midstream Corp.	88,801	1,030,092
Antero Resources Corp.(a)	76,890	1,770,777
APA Corp.	82,052	2,803,717
Arch Resources, Inc.	4,973	560,755
Ardmore Shipping Corp.	13,278	163,983
Berry Corp.	22,941	157,834
California Resources Corp.	19,388	878,083
Callon Petroleum Co.(a)	16,189	567,748
Cheniere Energy, Inc.	64,157	9,774,961
Chesapeake Energy Corp.	33,549	2,807,380
Chevron Corp.	457,734	72,024,445
Chord Energy Corp.	11,175	1,718,715
Civitas Resources, Inc.	19,357	1,342,795
Clean Energy Fuels Corp.(a)(b)	41,733	206,996
CNX Resources Corp.(a)(b)	44,446	787,583
Comstock Resources, Inc.	22,364	259,422
ConocoPhillips	320,955	33,254,148
CONSOL Energy, Inc.	9,576	649,349
Coterra Energy, Inc.	200,280	5,067,084
Crescent Energy Co., Class A	9,976	103,950
CVR Energy, Inc.	7,523	225,389
Delek U.S. Holdings, Inc.	19,131	458,187
Denbury, Inc.(a)	13,847	1,194,442
Devon Energy Corp.	169,571	8,197,062
DHT Holdings, Inc.	31,233	266,418
Diamondback Energy, Inc.	47,621	6,255,495
Dorian LPG Ltd.	9,431	241,905
DT Midstream, Inc.	25,040	1,241,233
Earthstone Energy, Inc., Class A(a)(b)	17,184	245,559
Encore Energy Corp.(a)	43,420	104,642
Energy Fuels, Inc.(a)(b)	39,568	246,904
Enviva, Inc.	7,840	85,064
EOG Resources, Inc.	155,585	17,805,147
EQT Corp.	95,344	3,921,499
Equitrans Midstream Corp.	111,509	1,066,026
Evolution Petroleum Corp.	14,028	113,206
Excelerate Energy, Inc., Class A	4,859	98,783
Exxon Mobil Corp.	1,076,406	115,444,544
FLEX LNG Ltd.	7,229	220,701
Gevo, Inc.(a)(b)	53,083	80,686
Golar LNG Ltd.	25,052	505,299
Green Plains, Inc.(a)(b)	9,494	306,087
Gulfport Energy Corp.(a)	2,941	309,011
Hess Corp.	73,527	9,995,996
HF Sinclair Corp.	38,237	1,705,753
International Seaways, Inc.	13,364	511,039
Kinder Morgan, Inc.	518,931	8,935,992
Kinetik Holdings, Inc.	4,893	171,940
Kosmos Energy Ltd.(a)(b)	123,924	742,305
Magnolia Oil & Gas Corp., Class A	48,216	1,007,714
Marathon Oil Corp.	167,309	3,851,453
Marathon Petroleum Corp.	116,810	13,620,046
Matador Resources Co.	29,951	1,567,036
Murphy Oil Corp.	37,917	1,452,221
New Fortress Energy, Inc., Class A	15,150	405,717
NextDecade Corp.(a)	14,007	114,997
Nordic American Tankers Ltd.	51,406	188,660
Northern Oil & Gas, Inc.	20,894	717,082
Occidental Petroleum Corp.	184,596	10,854,245
ONEOK, Inc.	118,500	7,313,820
Ovintiv, Inc.	65,268	2,484,753
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc.(a)	16,116	$ 428,847
PBF Energy, Inc., Class A	31,295	1,281,217
PDC Energy, Inc.	23,351	1,661,190
Peabody Energy Corp.	30,461	659,785
Permian Resources Corp.	61,981	679,312
PetroCorp Escrow(a)(d)	1,248	—
Phillips 66	121,930	11,629,683
Pioneer Natural Resources Co.	61,594	12,761,045
Range Resources Corp.	62,198	1,828,621
REX American Resources Corp.(a)	4,584	159,569
Riley Exploration Permian, Inc.	3,298	117,805
Scorpio Tankers, Inc.	12,764	602,844
SFL Corp. Ltd.	35,644	332,559
SilverBow Resources, Inc.(a)	3,081	89,719
Sitio Royalties Corp., Class A	19,097	501,678
SM Energy Co.	31,808	1,006,087
Southwestern Energy Co.(a)	294,975	1,772,800
Talos Energy, Inc.(a)	29,321	406,682
Targa Resources Corp.	60,325	4,590,733
Teekay Corp.(a)	21,926	132,433
Teekay Tankers Ltd., Class A	6,392	244,366
Tellurian, Inc.(a)(b)	139,123	196,163
Texas Pacific Land Corp.	1,549	2,039,259
Uranium Energy Corp.(a)(b)	86,506	294,120
VAALCO Energy, Inc.	27,837	104,667
Valero Energy Corp.	95,383	11,188,426
Vertex Energy, Inc.(a)	15,776	98,600
Vital Energy, Inc.(a)	4,660	210,399
Vitesse Energy, Inc.	6,351	142,262
W&T Offshore, Inc.(a)	33,077	128,008
Williams Cos., Inc.	324,738	10,596,201
World Kinect Corp.	17,707	366,181
		426,539,605
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,508	141,191
Louisiana-Pacific Corp.	18,302	1,372,284
Sylvamo Corp.	9,359	378,571
		1,892,046
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	32,530	1,729,945
Allegiant Travel Co.(a)	3,659	462,058
American Airlines Group, Inc.(a)(b)	174,015	3,121,829
Blade Air Mobility, Inc., Class A(a)	23,363	92,050
Delta Air Lines, Inc.(a)	170,066	8,084,938
Frontier Group Holdings, Inc.(a)(b)	9,789	94,660
Hawaiian Holdings, Inc.(a)(b)	14,179	152,708
JetBlue Airways Corp.(a)	82,194	728,239
Joby Aviation, Inc.(a)(b)	69,624	714,342
SkyWest, Inc.(a)	13,982	569,347
Southwest Airlines Co.	156,439	5,664,656
Spirit Airlines, Inc.	26,536	455,358
Sun Country Airlines Holdings, Inc.(a)	12,069	271,311
United Airlines Holdings, Inc.(a)	86,126	4,725,734
		26,867,175
Personal Care Products — 0.2%
Beauty Health Co., Class A(a)(b)	24,079	201,541
BellRing Brands, Inc.(a)	35,417	1,296,262
Coty, Inc., Class A(a)(b)	98,568	1,211,401
Edgewell Personal Care Co.	15,091	623,409
elf Beauty, Inc.(a)	13,404	1,531,139
Estee Lauder Cos., Inc., Class A	61,116	12,001,960

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products (continued)
Herbalife Ltd.(a)(b)	28,274	$ 374,348
Inter Parfums, Inc.	5,020	678,855
Medifast, Inc.	3,184	293,438
Nu Skin Enterprises, Inc., Class A	11,837	392,988
Olaplex Holdings, Inc.(a)(b)	34,471	128,232
USANA Health Sciences, Inc.(a)	3,608	227,448
		18,961,021
Pharmaceuticals — 3.8%
Aclaris Therapeutics, Inc.(a)	17,822	184,814
Amneal Pharmaceuticals, Inc.(a)	54,745	169,709
Amphastar Pharmaceuticals, Inc.(a)	10,440	599,987
Amylyx Pharmaceuticals, Inc.(a)	13,617	293,719
ANI Pharmaceuticals, Inc.(a)	3,184	171,395
Arvinas, Inc.(a)	11,609	288,135
Assertio Holdings, Inc.(a)(b)	17,865	96,828
Atea Pharmaceuticals, Inc.(a)(b)	18,177	67,982
Axsome Therapeutics, Inc.(a)(b)	8,436	606,211
Bristol-Myers Squibb Co.	556,455	35,585,297
Cara Therapeutics, Inc.(a)(b)	12,295	34,795
Cassava Sciences, Inc.(a)(b)	9,946	243,876
Catalent, Inc.(a)(b)	47,287	2,050,364
Collegium Pharmaceutical, Inc.(a)	9,416	202,350
Corcept Therapeutics, Inc.(a)	22,951	510,660
CorMedix, Inc.(a)	22,356	88,642
Cymabay Therapeutics, Inc.(a)	25,705	281,470
DICE Therapeutics, Inc.(a)	9,527	442,624
Edgewise Therapeutics, Inc.(a)	12,477	96,697
Elanco Animal Health, Inc.(a)	129,572	1,303,494
Eli Lilly & Co.	224,263	105,174,862
Enliven Therapeutics, Inc.(a)(b)	6,119	124,889
Evolus, Inc.(a)	11,530	83,823
Harmony Biosciences Holdings, Inc.(a)	7,369	259,315
Harrow Health, Inc.(a)	6,818	129,815
Innoviva, Inc.(a)(b)	18,480	235,250
Intra-Cellular Therapies, Inc.(a)	24,338	1,541,082
Jazz Pharmaceuticals PLC(a)	16,410	2,034,348
Johnson & Johnson	689,278	114,089,295
Ligand Pharmaceuticals, Inc.(a)	3,895	280,829
Liquidia Corp.(a)(b)	8,764	68,797
Marinus Pharmaceuticals, Inc.(a)(b)	13,055	141,777
Merck & Co., Inc.	672,525	77,602,660
NGM Biopharmaceuticals, Inc.(a)	20,411	52,864
Nuvation Bio, Inc.(a)	46,367	83,461
Ocular Therapeutix, Inc.(a)(b)	27,139	140,037
Omeros Corp.(a)	19,361	105,324
Organon & Co.	68,092	1,416,994
Pacira BioSciences, Inc.(a)	11,786	472,265
Perrigo Co. PLC	36,859	1,251,363
Pfizer, Inc.	1,495,676	54,861,396
Phathom Pharmaceuticals, Inc.(a)(b)	9,108	130,427
Phibro Animal Health Corp., Class A	3,807	52,156
Pliant Therapeutics, Inc.(a)	14,806	268,285
Prestige Consumer Healthcare, Inc.(a)	13,599	808,189
Reata Pharmaceuticals, Inc., Class A(a)	7,321	746,449
Revance Therapeutics, Inc.(a)	22,225	562,515
Royalty Pharma PLC, Class A	97,562	2,999,056
Scilex Holding Co. (Acquired 01/13/23, Cost $96,475)(a)(e)	19,104	104,547
scPharmaceuticals, Inc.(a)	10,866	110,725
SIGA Technologies, Inc.	12,092	61,065
Supernus Pharmaceuticals, Inc.(a)	13,074	393,004
Taro Pharmaceutical Industries Ltd.(a)	2,787	105,711
Security	Shares	Value
Pharmaceuticals (continued)
Tarsus Pharmaceuticals, Inc.(a)	3,088	$ 55,800
Terns Pharmaceuticals, Inc.(a)	11,228	98,245
Theravance Biopharma, Inc.(a)(b)	15,356	158,935
Ventyx Biosciences, Inc.(a)(b)	12,268	402,390
Viatris, Inc.	319,056	3,184,179
WaVe Life Sciences Ltd.(a)	30,968	112,723
Xeris Biopharma Holdings, Inc.(a)	24,984	65,458
Zoetis, Inc., Class A	122,512	21,097,791
		434,987,145
Professional Services — 1.0%
Alight, Inc., Class A(a)	101,448	937,379
ASGN, Inc.(a)	13,273	1,003,837
Asure Software, Inc.(a)	3,392	41,247
Automatic Data Processing, Inc.	109,474	24,061,290
Barrett Business Services, Inc.	1,737	151,466
Booz Allen Hamilton Holding Corp., Class A	35,323	3,942,047
Broadridge Financial Solutions, Inc.	31,327	5,188,691
CACI International, Inc., Class A(a)	6,047	2,061,059
CBIZ, Inc.(a)(b)	13,532	720,985
Ceridian HCM Holding, Inc.(a)(b)	39,004	2,612,098
Clarivate PLC(a)	122,798	1,170,265
Concentrix Corp.	11,152	900,524
Conduent, Inc.(a)	41,044	139,550
CRA International, Inc.	1,729	176,358
CSG Systems International, Inc.	8,328	439,219
Dun & Bradstreet Holdings, Inc.	67,554	781,600
Equifax, Inc.	32,289	7,597,602
ExlService Holdings, Inc.(a)	8,703	1,314,675
Exponent, Inc.	13,364	1,247,128
First Advantage Corp.(a)(b)	15,015	231,381
Forrester Research, Inc.(a)	3,623	105,393
Franklin Covey Co.(a)	4,363	190,576
FTI Consulting, Inc.(a)(b)	8,683	1,651,507
Genpact Ltd.	47,034	1,767,067
Heidrick & Struggles International, Inc.	4,445	117,659
HireRight Holdings Corp.(a)	8,422	95,253
Huron Consulting Group, Inc.(a)	5,772	490,101
ICF International, Inc.	4,845	602,670
Innodata, Inc.(a)(b)	8,505	96,362
Insperity, Inc.	9,386	1,116,559
Jacobs Solutions, Inc.	33,324	3,961,890
KBR, Inc.	36,332	2,363,760
Kelly Services, Inc., Class A, NVS	10,061	177,174
Kforce, Inc.	5,041	315,869
Korn Ferry	14,114	699,208
Legalzoom.com, Inc.(a)(b)	25,079	302,954
Leidos Holdings, Inc.	35,575	3,147,676
ManpowerGroup, Inc.	13,871	1,101,357
Maximus, Inc.	16,388	1,384,950
NV5 Global, Inc.(a)	3,674	406,969
Paychex, Inc.	85,678	9,584,798
Paycom Software, Inc.	13,488	4,332,885
Paycor HCM, Inc.(a)(b)	16,958	401,396
Paylocity Holding Corp.(a)	11,104	2,049,021
Planet Labs PBC, Class A(a)(b)	44,708	143,960
Resources Connection, Inc.	10,679	167,767
Robert Half International, Inc.	28,261	2,125,792
Science Applications International Corp.	14,557	1,637,371
SS&C Technologies Holdings, Inc.	58,692	3,556,735
Sterling Check Corp.(a)	5,905	72,395
TransUnion	51,796	4,057,181
TriNet Group, Inc.(a)(b)	10,324	980,470

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
TrueBlue, Inc.(a)	9,965	$ 176,480
TTEC Holdings, Inc.	4,651	157,390
Upwork, Inc.(a)	30,350	283,469
Verisk Analytics, Inc.	37,752	8,533,085
Verra Mobility Corp., Class A(a)	37,115	731,908
		113,805,458
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	31,437	209,999
CBRE Group, Inc., Class A(a)	81,950	6,614,185
Compass, Inc., Class A(a)	74,682	261,387
CoStar Group, Inc.(a)	106,576	9,485,264
Cushman & Wakefield PLC(a)	40,265	329,368
DigitalBridge Group, Inc.(b)	41,804	614,937
Douglas Elliman, Inc.	26,823	59,547
eXp World Holdings, Inc.(b)	16,183	328,191
Forestar Group, Inc.(a)(b)	6,580	148,379
FRP Holdings, Inc.(a)	2,512	144,616
Howard Hughes Corp.(a)(b)	9,650	761,578
Jones Lang LaSalle, Inc.(a)(b)	12,685	1,976,323
Kennedy-Wilson Holdings, Inc.	31,613	516,240
Marcus & Millichap, Inc.	5,875	185,121
Newmark Group, Inc., Class A	41,543	258,398
Opendoor Technologies, Inc.(a)(b)	146,515	588,990
Redfin Corp.(a)(b)	26,971	334,980
REX Holdings, Inc., Class A	5,426	104,505
RMR Group, Inc., Class A	4,124	95,553
St. Joe Co.	8,395	405,814
Tejon Ranch Co.(a)	8,420	144,908
Zillow Group, Inc., Class A(a)	15,842	779,426
Zillow Group, Inc., Class C, NVS(a)(b)	42,100	2,115,946
		26,463,655
Residential REITs — 0.4%
American Homes 4 Rent, Class A	88,059	3,121,692
Apartment Income REIT Corp.	40,282	1,453,777
Apartment Investment & Management Co., Class A	40,194	342,453
AvalonBay Communities, Inc.	37,311	7,061,853
Camden Property Trust	27,601	3,004,921
Centerspace	4,652	285,447
Elme Communities	24,071	395,727
Equity LifeStyle Properties, Inc.	46,701	3,123,830
Equity Residential	97,722	6,446,720
Essex Property Trust, Inc.	17,166	4,021,994
Independence Realty Trust, Inc.	57,760	1,052,387
Invitation Homes, Inc.	162,911	5,604,138
Mid-America Apartment Communities, Inc.	30,182	4,583,439
NexPoint Residential Trust, Inc.	6,187	281,385
Sun Communities, Inc.	32,104	4,188,288
UDR, Inc.	87,995	3,780,265
UMH Properties, Inc.	15,580	248,968
Veris Residential, Inc.(a)	24,099	386,789
		49,384,073
Retail REITs — 0.4%
Acadia Realty Trust	24,793	356,771
Agree Realty Corp.	23,006	1,504,362
Alexander’s, Inc.	553	101,675
Brixmor Property Group, Inc.	80,002	1,760,044
CBL & Associates Properties, Inc.	8,950	197,258
Federal Realty Investment Trust	21,115	2,043,299
Getty Realty Corp.	11,818	399,685
InvenTrust Properties Corp.	18,481	427,650
Security	Shares	Value
Retail REITs (continued)
Kimco Realty Corp.	161,006	$ 3,175,038
Kite Realty Group Trust	55,221	1,233,637
Macerich Co.	58,025	653,942
Necessity Retail REIT, Inc., Class A	28,579	193,194
NETSTREIT Corp.	15,912	284,347
NNN REIT, Inc.	48,618	2,080,364
Phillips Edison & Co., Inc.	29,781	1,014,936
Realty Income Corp.	174,891	10,456,733
Regency Centers Corp.	44,900	2,773,473
Retail Opportunity Investments Corp.	28,960	391,250
RPT Realty	19,480	203,566
Saul Centers, Inc.	3,186	117,340
Simon Property Group, Inc.	85,852	9,914,189
SITE Centers Corp.	48,030	634,957
Spirit Realty Capital, Inc.	37,675	1,483,642
Tanger Factory Outlet Centers, Inc.	28,872	637,205
Urban Edge Properties	30,153	465,261
Urstadt Biddle Properties, Inc., Class A	9,234	196,315
Whitestone REIT	15,711	152,397
		42,852,530
Semiconductors & Semiconductor Equipment — 6.5%
ACM Research, Inc., Class A(a)	15,940	208,495
Advanced Micro Devices, Inc.(a)	424,296	48,331,557
Aehr Test Systems(a)	6,777	279,551
Allegro MicroSystems, Inc.(a)(b)	19,208	867,049
Alpha & Omega Semiconductor Ltd.(a)	6,361	208,641
Ambarella, Inc.(a)	9,233	772,525
Amkor Technology, Inc.	28,932	860,727
Analog Devices, Inc.	133,815	26,068,500
Applied Materials, Inc.	223,268	32,271,157
Axcelis Technologies, Inc.(a)	8,806	1,614,404
Broadcom, Inc.	108,180	93,838,577
CEVA, Inc.(a)	5,645	144,230
Cirrus Logic, Inc.(a)	14,293	1,157,876
Cohu, Inc.(a)	11,066	459,903
Credo Technology Group Holding Ltd.(a)(b)	28,893	501,005
Diodes, Inc.(a)	12,103	1,119,406
Enphase Energy, Inc.(a)(b)	34,938	5,851,416
Entegris, Inc.	39,760	4,406,203
First Solar, Inc.(a)	28,354	5,389,812
FormFactor, Inc.(a)	20,351	696,411
GLOBALFOUNDRIES, Inc.(a)(b)	20,741	1,339,454
Ichor Holdings Ltd.(a)	7,301	273,788
Impinj, Inc.(a)(b)	5,680	509,212
indie Semiconductor, Inc., Class A(a)(b)	32,688	307,267
Intel Corp.	1,105,067	36,953,440
inTEST Corp.(a)	4,445	116,726
KLA Corp.	36,309	17,610,591
Kulicke & Soffa Industries, Inc.	15,029	893,474
Lam Research Corp.	35,507	22,826,030
Lattice Semiconductor Corp.(a)	36,461	3,502,808
MACOM Technology Solutions Holdings, Inc.(a)	14,574	955,034
Marvell Technology, Inc.	225,147	13,459,288
Maxeon Solar Technologies Ltd.(a)	6,612	186,194
MaxLinear, Inc.(a)	18,694	589,983
Microchip Technology, Inc.	142,456	12,762,633
Micron Technology, Inc.	289,056	18,242,324
MKS Instruments, Inc.	17,546	1,896,723
Monolithic Power Systems, Inc.	12,105	6,539,484
Navitas Semiconductor Corp.(a)	26,752	281,966
NVE Corp.	1,248	121,605
NVIDIA Corp.	629,655	266,356,658

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.(a)	114,825	$ 10,860,149
Onto Innovation, Inc.(a)	13,531	1,575,956
PDF Solutions, Inc.(a)	7,526	339,423
Photronics, Inc.(a)	16,191	417,566
Power Integrations, Inc.	15,589	1,475,811
Qorvo, Inc.(a)	26,034	2,656,249
QUALCOMM, Inc.	295,312	35,153,940
Rambus, Inc.(a)	29,166	1,871,582
Semtech Corp.(a)	16,974	432,158
Silicon Laboratories, Inc.(a)	8,343	1,316,025
SiTime Corp.(a)(b)	4,287	505,737
Skyworks Solutions, Inc.	41,992	4,648,094
SMART Global Holdings, Inc.(a)	14,065	408,026
Synaptics, Inc.(a)	10,227	873,181
Teradyne, Inc.	41,973	4,672,854
Texas Instruments, Inc.	240,906	43,367,898
Ultra Clean Holdings, Inc.(a)	11,463	440,867
Universal Display Corp.	12,582	1,813,444
Veeco Instruments, Inc.(a)(b)	11,204	287,719
Wolfspeed, Inc.(a)(b)	32,528	1,808,232
		745,697,038
Software — 10.1%
8x8, Inc.(a)	28,021	118,529
A10 Networks, Inc.	14,876	217,041
ACI Worldwide, Inc.(a)	31,613	732,473
Adeia, Inc.	27,943	307,652
Adobe, Inc.(a)	121,407	59,366,809
Agilysys, Inc.(a)	4,992	342,651
Alarm.com Holdings, Inc.(a)	12,174	629,152
Alkami Technology, Inc.(a)(b)	7,418	121,581
Altair Engineering, Inc., Class A(a)(b)	13,964	1,059,030
Alteryx, Inc., Class A(a)(b)	15,469	702,293
American Software, Inc., Class A	8,783	92,309
Amplitude, Inc., Class A(a)	17,162	188,782
ANSYS, Inc.(a)	23,144	7,643,769
Appfolio, Inc., Class A(a)	5,440	936,442
Appian Corp., Class A(a)(b)	10,279	489,280
Applied Digital Corp.(a)(b)	17,810	166,523
AppLovin Corp., Class A(a)(b)	59,433	1,529,211
Asana, Inc., Class A(a)	19,630	432,645
Aspen Technology, Inc.(a)(b)	7,637	1,280,038
Atlassian Corp., Class A(a)(b)	38,703	6,494,750
Autodesk, Inc.(a)	56,865	11,635,148
AvePoint, Inc., Class A(a)(b)	39,126	225,366
Bentley Systems, Inc., Class B(b)	50,813	2,755,589
BILL Holdings, Inc.(a)	26,861	3,138,708
Bit Digital, Inc.(a)	25,357	102,949
Black Knight, Inc.(a)	40,872	2,441,285
Blackbaud, Inc.(a)	12,810	911,816
BlackLine, Inc.(a)	14,840	798,689
Box, Inc., Class A(a)	37,320	1,096,462
Braze, Inc., Class A(a)	9,050	396,299
C3.ai, Inc., Class A(a)(b)	15,576	567,434
Cadence Design Systems, Inc.(a)	71,544	16,778,499
CCC Intelligent Solutions Holdings, Inc.(a)	56,351	631,695
Cerence, Inc.(a)	9,900	289,377
Cleanspark, Inc.(a)	32,514	139,485
Clear Secure, Inc., Class A	21,858	506,450
CommVault Systems, Inc.(a)	11,117	807,316
Confluent, Inc., Class A(a)(b)	48,935	1,727,895
Consensus Cloud Solutions, Inc.(a)	5,660	175,460
Couchbase, Inc.(a)(b)	9,395	148,629
Security	Shares	Value
Software (continued)
Crowdstrike Holdings, Inc., Class A(a)	55,689	$ 8,179,043
CS Disco, Inc.(a)(b)	9,679	79,561
Datadog, Inc., Class A(a)	72,244	7,107,365
Digimarc Corp.(a)	5,284	155,561
Digital Turbine, Inc.(a)	22,549	209,255
DocuSign, Inc.(a)	52,396	2,676,912
Dolby Laboratories, Inc., Class A	15,457	1,293,442
Domo, Inc., Class B(a)	6,875	100,787
DoubleVerify Holdings, Inc.(a)	29,730	1,157,092
Dropbox, Inc., Class A(a)(b)	69,855	1,863,033
Dynatrace, Inc.(a)	56,610	2,913,717
E2open Parent Holdings, Inc., Class A(a)(b)	53,709	300,770
Ebix, Inc.	6,794	171,209
Elastic NV(a)	21,224	1,360,883
Enfusion, Inc., Class A(a)	8,042	90,231
EngageSmart, Inc.(a)(b)	11,552	220,528
Envestnet, Inc.(a)	14,382	853,572
Everbridge, Inc.(a)	9,604	258,348
EverCommerce, Inc.(a)(b)	11,315	133,970
Expensify, Inc., Class A(a)(b)	14,476	115,518
Fair Isaac Corp.(a)	6,475	5,239,635
Five9, Inc.(a)	19,340	1,594,583
ForgeRock, Inc., Class A(a)(b)	9,283	190,673
Fortinet, Inc.(a)	173,788	13,136,635
Freshworks, Inc., Class A(a)	42,489	746,957
Gen Digital, Inc.	145,963	2,707,614
Gitlab, Inc., Class A(a)	12,919	660,290
Guidewire Software, Inc.(a)(b)	21,757	1,655,273
HashiCorp, Inc., Class A(a)(b)	24,549	642,693
HubSpot, Inc.(a)	12,248	6,517,038
Informatica, Inc., Class A(a)(b)	8,771	162,263
Instructure Holdings, Inc.(a)	5,194	130,681
Intapp, Inc.(a)	4,085	171,202
InterDigital, Inc.	7,559	729,821
Intuit, Inc.	72,314	33,133,552
Jamf Holding Corp.(a)(b)	17,916	349,720
LivePerson, Inc.(a)	16,484	74,508
LiveRamp Holdings, Inc.(a)	16,625	474,810
Manhattan Associates, Inc.(a)	16,460	3,290,025
Marathon Digital Holdings, Inc.(a)(b)	44,143	611,822
Matterport, Inc.(a)(b)	65,143	205,200
MeridianLink, Inc.(a)	6,028	125,382
Microsoft Corp.	1,972,148	671,595,280
MicroStrategy, Inc., Class A(a)(b)	2,897	991,991
Mitek Systems, Inc.(a)(b)	10,927	118,449
Model N, Inc.(a)(b)	9,605	339,633
N-able, Inc.(a)	17,905	258,011
nCino, Inc.(a)(b)	20,318	611,978
NCR Corp.(a)	33,447	842,864
New Relic, Inc.(a)	13,710	897,182
Nutanix, Inc., Class A(a)	60,670	1,701,793
Olo, Inc., Class A(a)	26,660	172,224
ON24, Inc.	15,094	122,563
OneSpan, Inc.(a)	10,957	162,602
Oracle Corp.	402,487	47,932,177
PagerDuty, Inc.(a)	21,161	475,699
Palantir Technologies, Inc., Class A(a)(b)	495,546	7,596,720
Palo Alto Networks, Inc.(a)(b)	79,141	20,221,317
Pegasystems, Inc.	10,943	539,490
PowerSchool Holdings, Inc., Class A(a)(b)	11,238	215,095
Procore Technologies, Inc.(a)(b)	20,752	1,350,333
Progress Software Corp.	11,706	680,119

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
PROS Holdings, Inc.(a)(b)	11,751	$ 361,931
PTC, Inc.(a)	28,800	4,098,240
Q2 Holdings, Inc.(a)(b)	14,750	455,775
Qualys, Inc.(a)(b)	9,964	1,287,050
Rapid7, Inc.(a)	15,131	685,132
Rimini Street, Inc.(a)(b)	25,164	120,536
RingCentral, Inc., Class A(a)	24,343	796,746
Riot Platforms, Inc.(a)(b)	40,446	478,072
Roper Technologies, Inc.	28,161	13,539,809
Salesforce, Inc.(a)	250,547	52,930,559
Sapiens International Corp.	6,854	182,316
SEMrush Holdings, Inc., Class A(a)	12,162	116,390
SentinelOne, Inc., Class A(a)(b)	50,661	764,981
ServiceNow, Inc.(a)	53,979	30,334,579
Smartsheet, Inc., Class A(a)	34,342	1,313,925
SolarWinds Corp.(a)	12,251	125,695
SoundHound AI, Inc., Class A(a)(b)	36,689	166,935
SoundThinking, Inc.(a)(b)	2,871	62,760
Splunk, Inc.(a)	43,086	4,570,994
Sprinklr, Inc., Class A(a)	22,809	315,448
Sprout Social, Inc., Class A(a)(b)	11,588	534,902
SPS Commerce, Inc.(a)	9,791	1,880,459
Synopsys, Inc.(a)	40,365	17,575,325
Tenable Holdings, Inc.(a)	28,759	1,252,454
Teradata Corp.(a)	26,219	1,400,357
Tyler Technologies, Inc.(a)	11,025	4,591,582
UiPath, Inc., Class A(a)(b)	99,639	1,651,018
Unity Software, Inc.(a)(b)	76,006	3,300,180
Varonis Systems, Inc.(a)	27,381	729,704
Verint Systems, Inc.(a)	17,714	621,053
VMware, Inc., Class A(a)	56,826	8,165,328
Weave Communications, Inc.(a)	13,368	148,518
Workday, Inc., Class A(a)	52,815	11,930,380
Workiva, Inc., Class A(a)(b)	13,028	1,324,426
Xperi, Inc.(a)	12,361	162,547
Yext, Inc.(a)	25,450	287,839
Zeta Global Holdings Corp., Class A(a)	30,618	261,478
Zoom Video Communications, Inc., Class A(a)	65,051	4,415,662
Zscaler, Inc.(a)	23,079	3,376,458
Zuora, Inc., Class A(a)	29,365	322,134
		1,163,381,882
Specialized REITs — 1.1%
American Tower Corp.	123,427	23,937,432
Crown Castle, Inc.	114,450	13,040,433
CubeSmart	58,544	2,614,575
Digital Realty Trust, Inc.	76,995	8,767,421
EPR Properties	20,609	964,501
Equinix, Inc.	24,733	19,389,188
Extra Space Storage, Inc.	35,407	5,270,332
Farmland Partners, Inc.	10,220	124,786
Four Corners Property Trust, Inc.	22,157	562,788
Gaming & Leisure Properties, Inc.	65,515	3,174,857
Gladstone Land Corp.	9,234	150,237
Iron Mountain, Inc.	77,475	4,402,130
Lamar Advertising Co., Class A	23,234	2,305,975
Life Storage, Inc.	22,217	2,953,972
National Storage Affiliates Trust	22,471	782,665
Outfront Media, Inc.	38,873	611,084
PotlatchDeltic Corp.	21,591	1,141,084
Public Storage	41,514	12,117,106
Rayonier, Inc.	37,649	1,182,179
Safehold, Inc.	8,936	212,051
Security	Shares	Value
Specialized REITs (continued)
SBA Communications Corp.	28,407	$ 6,583,606
Uniti Group, Inc.	61,455	283,922
VICI Properties, Inc.	266,681	8,381,784
Weyerhaeuser Co.	195,478	6,550,468
		125,504,576
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(a)	10,692	83,398
Aaron’s Co., Inc.	9,815	138,784
Abercrombie & Fitch Co., Class A(a)	14,168	533,850
Academy Sports & Outdoors, Inc.	20,086	1,085,648
Advance Auto Parts, Inc.	15,541	1,092,532
American Eagle Outfitters, Inc.	48,429	571,462
America’s Car-Mart, Inc.(a)	1,950	194,571
Arko Corp., Class A	20,779	165,193
Asbury Automotive Group, Inc.(a)	5,905	1,419,680
AutoNation, Inc.(a)(b)	8,055	1,325,934
AutoZone, Inc.(a)	4,856	12,107,756
Bath & Body Works, Inc.	61,071	2,290,162
Best Buy Co., Inc.	51,777	4,243,125
Boot Barn Holdings, Inc.(a)	8,155	690,647
Buckle, Inc.	6,780	234,588
Build-A-Bear Workshop, Inc.	4,252	91,078
Burlington Stores, Inc.(a)	16,983	2,672,954
Caleres, Inc.	10,654	254,950
Camping World Holdings, Inc., Class A	10,879	327,458
CarMax, Inc.(a)(b)	41,081	3,438,480
CarParts.com, Inc.(a)	21,709	92,263
Carvana Co., Class A(a)(b)	24,966	647,119
Chico’s FAS, Inc.(a)	33,315	178,235
Children’s Place, Inc.(a)	3,233	75,038
Designer Brands, Inc., Class A	17,679	178,558
Destination XL Group, Inc.(a)	15,264	74,794
Dick’s Sporting Goods, Inc.	15,896	2,101,292
EVgo, Inc.(a)(b)	20,649	82,596
Five Below, Inc.(a)	14,585	2,866,536
Floor & Decor Holdings, Inc., Class A(a)(b)	27,766	2,886,553
Foot Locker, Inc.	20,754	562,641
Franchise Group, Inc.	7,624	218,351
GameStop Corp., Class A(a)(b)	71,026	1,722,381
Gap, Inc.	53,093	474,120
Genesco, Inc.(a)	3,184	79,727
Group 1 Automotive, Inc.	3,734	963,745
GrowGeneration Corp.(a)	27,991	95,169
Guess?, Inc.	9,533	185,417
Haverty Furniture Cos., Inc.	4,577	138,317
Hibbett, Inc.	4,181	151,728
Home Depot, Inc.	268,083	83,277,303
Leslie’s, Inc.(a)(b)	41,714	391,694
Lithia Motors, Inc., Class A	7,411	2,253,759
Lowe’s Cos., Inc.	157,964	35,652,475
MarineMax, Inc.(a)	5,406	184,669
Monro, Inc.	8,395	341,089
Murphy U.S.A., Inc.	5,526	1,719,194
National Vision Holdings, Inc.(a)	20,609	500,593
ODP Corp.(a)	8,987	420,771
OneWater Marine, Inc., Class A(a)	3,366	121,984
O’Reilly Automotive, Inc.(a)	16,155	15,432,871
Overstock.com, Inc.(a)	11,519	375,174
Penske Automotive Group, Inc.(b)	5,310	884,805
Petco Health & Wellness Co., Inc.(a)(b)	23,352	207,833
PetMed Express, Inc.	5,701	78,617
Revolve Group, Inc.(a)(b)	9,702	159,113

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
RH(a)(b)	4,302	$ 1,417,896
Ross Stores, Inc.	88,852	9,962,975
Sally Beauty Holdings, Inc.(a)(b)	27,673	341,762
Shoe Carnival, Inc.	5,519	129,586
Signet Jewelers Ltd.	11,714	764,456
Sleep Number Corp.(a)	5,770	157,406
Sonic Automotive, Inc., Class A	5,565	265,284
Sportsman’s Warehouse Holdings, Inc.(a)	13,294	75,776
Stitch Fix, Inc., Class A(a)(b)	26,215	100,928
TJX Cos., Inc.	304,857	25,848,825
Tractor Supply Co.	29,359	6,491,275
Ulta Beauty, Inc.(a)	13,285	6,251,855
Upbound Group, Inc.	12,584	391,740
Urban Outfitters, Inc.(a)	18,775	622,016
Valvoline, Inc.	46,415	1,741,027
Victoria’s Secret & Co.(a)(b)	21,155	368,732
Warby Parker, Inc., Class A(a)(b)	25,803	301,637
Wayfair, Inc., Class A(a)(b)	21,772	1,415,398
Williams-Sonoma, Inc.	17,621	2,205,092
Winmark Corp.	772	256,667
Zumiez, Inc.(a)	5,390	89,797
		247,938,904
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	3,954,637	767,080,939
Avid Technology, Inc.(a)	10,772	274,686
Corsair Gaming, Inc.(a)(b)	10,192	180,806
Eastman Kodak Co.(a)(b)	19,987	92,340
Hewlett Packard Enterprise Co.	344,105	5,780,964
HP, Inc.	228,588	7,019,937
Immersion Corp.	4,973	35,209
IonQ, Inc.(a)	45,405	614,330
NetApp, Inc.	56,938	4,350,063
Pure Storage, Inc., Class A(a)	74,729	2,751,522
Super Micro Computer, Inc.(a)	12,307	3,067,520
Western Digital Corp.(a)	84,991	3,223,708
Xerox Holdings Corp.	33,491	498,681
		794,970,705
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A(a)(b)	33,916	42,734
Capri Holdings Ltd.(a)	33,156	1,189,969
Carter’s, Inc.	9,800	711,480
Columbia Sportswear Co.	9,986	771,319
Crocs, Inc.(a)	16,282	1,830,748
Deckers Outdoor Corp.(a)	6,947	3,665,654
Figs, Inc., Class A(a)(b)	37,845	312,978
G-III Apparel Group Ltd.(a)	11,216	216,132
Hanesbrands, Inc.	94,898	430,837
Kontoor Brands, Inc.	14,105	593,821
Lululemon Athletica, Inc.(a)	29,362	11,113,517
Movado Group, Inc.	4,340	116,442
NIKE, Inc., Class B	314,766	34,740,723
Oxford Industries, Inc.	4,586	451,354
PVH Corp.	17,582	1,493,943
Ralph Lauren Corp., Class A	10,925	1,347,052
Skechers U.S.A., Inc., Class A(a)	37,149	1,956,266
Steven Madden Ltd.	22,128	723,364
Tapestry, Inc.	62,802	2,687,926
Under Armour, Inc., Class A(a)	50,123	361,888
Under Armour, Inc., Class C, NVS(a)	51,009	342,270
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	92,229	$ 1,760,652
Wolverine World Wide, Inc.	22,527	330,922
		67,191,991
Tobacco — 0.5%
Altria Group, Inc.	472,781	21,416,979
Philip Morris International, Inc.	411,243	40,145,542
Turning Point Brands, Inc.	6,083	146,053
Universal Corp.	6,636	331,402
Vector Group Ltd.	41,077	526,196
		62,566,172
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	28,295	1,184,146
Alta Equipment Group, Inc., Class A	8,922	154,618
Applied Industrial Technologies, Inc.	9,842	1,425,417
Beacon Roofing Supply, Inc.(a)	12,824	1,064,136
BlueLinx Holdings, Inc.(a)	2,277	213,537
Boise Cascade Co.	10,924	986,983
Core & Main, Inc., Class A(a)(b)	22,750	712,985
Custom Truck One Source, Inc.(a)	17,171	115,733
DXP Enterprises, Inc.(a)	5,400	196,614
Fastenal Co.	151,931	8,962,410
Ferguson PLC	54,586	8,586,924
FTAI Aviation Ltd.	26,109	826,611
GATX Corp.	9,003	1,159,046
Global Industrial Co.	3,951	109,719
GMS, Inc.(a)	11,135	770,542
H&E Equipment Services, Inc.	8,120	371,490
Herc Holdings, Inc.	7,413	1,014,469
Hudson Technologies, Inc.(a)(b)	11,309	108,793
McGrath RentCorp	6,133	567,180
MRC Global, Inc.(a)	23,274	234,369
MSC Industrial Direct Co., Inc., Class A	12,312	1,173,087
NOW, Inc.(a)	27,597	285,905
Rush Enterprises, Inc., Class A	10,291	625,075
Rush Enterprises, Inc., Class B	2,228	151,638
SiteOne Landscape Supply, Inc.(a)(b)	11,465	1,918,782
Textainer Group Holdings Ltd.	11,859	467,007
Titan Machinery, Inc.(a)	5,705	168,297
Transcat, Inc.(a)	1,397	119,178
Triton International Ltd.	14,319	1,192,200
United Rentals, Inc.	18,149	8,083,020
Univar Solutions, Inc.(a)	42,784	1,533,379
Veritiv Corp.	3,509	440,765
Watsco, Inc.	8,838	3,371,432
WESCO International, Inc.	11,613	2,079,424
WW Grainger, Inc.	11,930	9,407,879
Xometry, Inc., Class A(a)(b)	9,450	200,151
		59,982,941
Water Utilities — 0.1%
American States Water Co.	10,175	885,225
American Water Works Co., Inc.	51,173	7,304,946
Artesian Resources Corp., Class A, NVS	2,949	139,252
California Water Service Group	15,461	798,251
Consolidated Water Co. Ltd.	4,703	113,954
Essential Utilities, Inc.	64,202	2,562,302
Middlesex Water Co.	5,109	412,092
SJW Group	7,654	536,622
York Water Co.	3,287	135,654
		12,888,298
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	17,383	295,685

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.	13,273	$ 257,894
Telephone & Data Systems, Inc.	27,513	226,432
T-Mobile U.S., Inc.(a)	143,766	19,969,098
		20,749,109
Total Common Stocks — 99.8% (Cost: $8,457,314,571)		11,521,009,822
Rights
Biotechnology — 0.0%
Aduro Biotech CVR, Expires 01/02/24(a)(d)	4,039	10,255
GTX, Inc., Contingent Rights, Expires 06/10/34(a)(b)(d)	684	701
		10,956
Total Rights — 0.0% (Cost: $1,402)		10,956
Warrants (a)
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable, Expires 09/01/25, Strike Price USD 83.45)	204	3,231
Chord Energy Corp., Class A (Issued/Exercisable, Expires 09/01/24, Strike Price USD 73.44)	409	9,530
		12,761
Total Warrants — 0.0% (Cost: $68,578)		12,761
Total Long-Term Investments — 99.8% (Cost: $8,457,384,551)		11,521,033,539
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(f)(g)	267,411,989	$ 267,465,471
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(f)	24,628,520	24,628,520
Total Short-Term Securities — 2.6% (Cost: $291,952,646)		292,093,991
Total Investments — 102.4% (Cost: $8,749,337,197)		11,813,127,530
Liabilities in Excess of Other Assets — (2.4)%		(271,709,431)
Net Assets — 100.0%		$ 11,541,418,099
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $104,547, representing 0.0% of its net assets as of period end, and an original cost of $96,475.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 245,670,879	$ 21,818,558 (a)	$ —	$ 836	$ (24,802)	$ 267,465,471	267,411,989	$ 668,659 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	17,462,038	7,166,482(a)	—	—	—	24,628,520	24,628,519	230,420	—
BlackRock, Inc.	26,432,247	289,884	(405,442)	172,172	694,366	27,183,227	39,331	195,150	—
				$ 173,008	$ 669,564	$ 319,277,218		$ 1,094,229	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	22	09/15/23	$ 2,094	$ 12,623
S&P 500 E-Mini Index	73	09/15/23	16,382	532,386
				$ 545,009
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell 3000 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 11,520,876,351	$ 133,471	$ —	$ 11,521,009,822
Rights	—	—	10,956	10,956
Warrants	12,761	—	—	12,761
Short-Term Securities
Money Market Funds	292,093,991	—	—	292,093,991
	$ 11,812,983,103	$ 133,471	$ 10,956	$ 11,813,127,530
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 545,009	$ —	$ —	$ 545,009
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s